                               December 31, 1996


                        [PHOTO MT. SHUKSAN, WASHINGTON]


                                     ANNUAL
                                     REPORT

                                   [GRAPHIC]

                               SAFECO Growth Fund
                               SAFECO Equity Fund
                               SAFECO Income Fund
                             SAFECO Northwest Fund
                        SAFECO International Stock Fund
                              SAFECO Balanced Fund
                        SAFECO Small Company Stock Fund



                         [SAFECO(R) MUTUAL FUNDS LOGO]

================================================================================

                           LETTER FROM THE PRESIDENT

                               December 31, 1996

                             [PHOTO DAVID F. HILL]

DEAR SHAREHOLDER:

      SAFECO Mutual Funds have changed their fiscal year to coincide with the calendar year, and so we present to you our annual report for 1996.

      We entered 1996 with rather modest expectations for the equity markets and look what happened. The S&P 500 gained 22.94% on the heels of it's astonishing 37.50% growth in 1995.

      The good news is, investors who had the conviction to stay invested in common stocks were amply rewarded. For the second straight year, we're glad to have been "in" the market, rather than "out".

      The bad news is that such market conditions can cause amnesia--amnesia when it comes to the volatile nature of the stock market (the S&P 500 delivered 1.32% in 1994), and forgetfulness regarding the diversification that bonds and money market funds provide.

      The neglected cousins of 1996 were the bond markets. Bonds struggled through the year--despite the fact inflation remained at bay--reversing directions and ultimately delivering lackluster total returns. The broader market as measured by Lehman Brothers Government/Corporate Index returned 2.90% for the year.

      Three elements seem to be props for the stock market. Inflation has remained in control, corporate earnings have continued to grow and there has been a fundamental shift in the way individuals invest. Investors are increasingly recognizing the superior long-term potential of stocks, at the same time they are taking control of more of their retirement savings.

      While the shift from traditional company-controlled pensions to employee-directed plans such as 401(k)s seems irreversible, it doesn't seem possible for the stock market to sustain its present level of growth.

      Still, we believe common stocks offer the potential for superior long-term returns as they have over the past 70 years. At the same time, we remind you of the historical level of stock market returns. Over the last 20 years, the S&P 500 has averaged 14%, not 23% or 38% as reflected in the performance of the past two years.

      All in all, our 1997 outlook is that the financial markets will do "okay." We anticipate bonds will return their current interest rate, and be without big gains or losses. But then, people should buy bonds for that stream of interest anyway.

      Stocks will have a more difficult time, especially if corporate earnings fail to meet expectations. Nonetheless, there are always opportunities for stock pickers. And that's what we do best.


                                                  /s/  David F. Hill
                                                       David F. Hill, President


              TABLE OF CONTENTS
SAFECO GROWTH FUND .................           6
SAFECO EQUITY FUND .................          11
SAFECO INCOME FUND .................          16
SAFECO NORTHWEST FUND ..............          22
SAFECO INTERNATIONAL STOCK FUND.....          26
SAFECO BALANCED FUND ...............          33
SAFECO SMALL COMPANY STOCK FUND.....          39
FINANCIAL STATEMENTS ...............          44
NOTES TO FINANCIAL STATEMENTS.......          54

                            PERFORMANCE INFORMATION
                               DECEMBER 31, 1996
                                 NO-LOAD CLASS



SAFECO GROWTH FUND  --  SAFECO EQUITY FUND  --  SAFECO INCOME FUND

ILLUSTRATION OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                                 INVESTMENT VALUE AS OF DEC. 31, 1996
                 -------------------------------------------------------------------------------------------------
                 SAFECO EQUITY FUND            SAFECO GROWTH FUND               SAFECO INCOME FUND         S&P 500
------------------------------------------------------------------------------------------------------------------
12/86                   10000                        10000                            10000                 10000
                        11261                        10000                            10833                 11347
                        11261                        11200                            10833                 11795
                        12030                        12071                            11190                 12136
                        11820                        11882                            10978                 12028
                        11820                        11882                            10978                 12132
                        12106                        11918                            10991                 12745
                        13066                        12306                            11650                 13391
                        13066                        12888                            11650                 13891
                        13449                        13341                            12003                 13586
                         9570                        10260                             9451                 10660
                         9570                        10260                             9451                  9782
12/87                    9520                        10701                             9403                 10526
                         9520                        10701                             9403                 10969
                        10325                        10869                             9983                 11480
                        11109                        11813                            10343                 11125
                        11109                        11918                            10343                 11249
                        10947                        11757                            10457                 11347
                        11443                        12480                            10956                 11868
                        11375                        12448                            10979                 11823
                        11185                        12237                            10795                 11421
                        11711                        12841                            11106                 11907
                        11711                        12841                            11106                 12238
                        11918                        12858                            11276                 12063
12/88                   11927                        13066                            11188                 12274
                        11927                        13066                            11188                 13173
                        12737                        13431                            11691                 12845
                        12752                        13770                            11742                 13144
                        12752                        13770                            11742                 13826
                        13536                        14330                            12188                 14386
                        14034                        14647                            12568                 14304
                        14034                        14647                            12568                 15596
                        15284                        15299                            13327                 15901
                        15474                        16081                            13439                 15836
                        15504                        15474                            12932                 15469
                        15611                        15427                            13079                 15784
12/89                   16197                        15573                            13338                 16163
                        14852                        14063                            12664                 15079
                        14991                        14448                            12722                 15273
                        15548                        15320                            12819                 15678
                        15098                        15385                            12338                 15286
                        16556                        16962                            12987                 16776
                        16530                        16388                            12935                 16662
                        16234                        16707                            12704                 16609
                        14520                        13826                            11763                 15107
                        13813                        12275                            11280                 14372
                        13518                        11449                            11009                 14310
                        14255                        12297                            11682                 15234
12/90                   14809                        13243                            11904                 15659
                        15568                        14566                            12367                 16342
                        16493                        16573                            13079                 17511
                        16959                        17383                            13278                 17934
                        17306                        18221                            13422                 17977
                        18002                        19424                            13827                 18754
                        16846                        18266                            13479                 17895
                        17976                        19975                            13863                 18729
                        18258                        20769                            14283                 19173
                        18010                        20895                            14261                 18853
                        18305                        21524                            14410                 19105
                        17160                        19708                            13815                 18335
12/91                   18942                        21539                            14672                 20433
                        20069                        23115                            14785                 20053
                        20409                        22950                            14832                 20314
                        19491                        21245                            14689                 19917
                        19653                        19927                            15118                 20503
                        19473                        19433                            15261                 20604
                        18068                        17939                            15316                 20297
                        18805                        18692                            15885                 21127
                        18032                        17633                            15770                 20694
                        18084                        17169                            15937                 20938
                        18957                        17893                            15644                 21010
                        20209                        20153                            16045                 21723
12/92                   20697                        20878                            16355                 21990
                        21382                        21750                            16712                 22173
                        21401                        20300                            17029                 22475
                        22551                        21099                            17606                 22949
                        22036                        19797                            17365                 22395
                        23850                        20816                            17596                 22992
                        23947                        21467                            17687                 23059
                        23621                        21393                            17596                 22966
                        24944                        22769                            18173                 23836
                        25638                        23767                            18224                 23653
                        26313                        24374                            18542                 24142
                        26456                        23346                            18316                 23913
12/93                   27094                        25510                            18407                 24202
                        28718                        26884                            19008                 25025
                        27998                        25599                            18583                 24347
                        26923                        24315                            17935                 23288
                        27790                        24963                            18145                 23586
                        28594                        25192                            18155                 23970
                        27565                        23323                            17889                 23383
                        28270                        23844                            18441                 24150
                        29990                        25332                            19024                 25138
                        29872                        24690                            18766                 24524
                        30431                        25045                            18734                 25074
                        29829                        24363                            18070                 24161
12/94                   29786                        25096                            18206                 24519
                        30003                        24710                            18668                 25154
                        30787                        26069                            19252                 26132
                        31038                        25969                            19798                 26903
                        31870                        26097                            20221                 27694
                        32680                        27141                            20811                 28818
                        33491                        28784                            21068                 29487
                        34020                        29801                            21890                 30463
                        34967                        29701                            22048                 30539
                        36320                        30598                            22716                 31828
                        35869                        30463                            22466                 31713
                        37032                        30772                            23251                 33102
12/95                   37309                        31648                            23733                 33741
                        38307                        32820                            24492                 34889
                        38648                        34050                            24552                 35213
                        39044                        33531                            24844                 35551
                        39875                        34957                            24941                 36075
                        40804                        36442                            25766                 37003
                        41559                        34859                            26089                 37145
                        39964                        31420                            25354                 35504
                        40381                        33296                            25832                 36254
                        42871                        34932                            27026                 38293
                        44251                        35678                            28025                 39348
                        47577                        37057                            29495                 42320
12/96                   46639                        38895                            29428                 41482

     The performance graphs compare a hypothetical $10,000 investment in each Fund to a hypothetical investment in a relevant market index. The relevant indexes shown are as follows:

- Standard & Poor's 500 Index (S&P 500)--an index measuring the performance of 500 large-cap U.S. stocks

- Northwest 50(TM) Index--an index measuring the performance of 50 companies doing business in the Pacific Northwest

     The indexes are unmanaged and assume reinvestment of all dividends, and, unlike the Funds, do not reflect the payment of investment advisory fees and other expenses associated with an investment in the Funds. Fund total return assumes the reinvestment of all dividends and capital gain distributions. Returns are historical and not predictive of future performance.

SAFECO NORTHWEST FUND*

ILLUSTRATION OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                                INVESTMENT VALUE AS OF DEC. 31, 1996
                            ------------------------------------------------------------------------

                                SAFEC0 NORTHWEST            NORTHWEST 50(TM)                 S&P 500
----------------------------------------------------------------------------------------------------
     2/91                              10000                    10000                          10000
                                       10224                    10409                          10242
                                       10523                    10666                          10267
                                       10882                    11305                          10710
                                       10246                    10552                          10220
                                       10856                    11063                          10696
                                       11307                    11510                          10949
                                       11029                    11292                          10766
                                       10919                    11285                          10911
                                       10247                    10836                          10471
    12/91                              11493                    12133                          11669
                                       11988                    12767                          11452
                                       12373                    12958                          11601
                                       12101                    12545                          11375
                                       11676                    11973                          11709
                                       11797                    11865                          11766
                                       11425                    11450                          11591
                                       11688                    11567                          12065
                                       11374                    11250                          11818
                                       11848                    11693                          11957
                                       12244                    12156                          11998
                                       12761                    12701                          12406
    12/92                              13111                    12725                          12558
                                       13163                    12821                          12663
                                       12518                    12420                          12835
                                       13007                    12932                          13106
                                       12476                    12641                          12789
                                       12747                    12953                          13130
                                       12627                    12675                          13169
                                       12523                    12220                          13116
                                       12877                    12721                          13612
                                       12868                    12434                          13508
                                       13034                    12881                          13787
                                       13086                    13158                          13656
    12/93                              13246                    13334                          13821
                                       13480                    13737                          14291
                                       13821                    13941                          13904
                                       13235                    13449                          13299
                                       13203                    13409                          13470
                                       13406                    13611                          13689
                                       13063                    13198                          13354
                                       13255                    13300                          13792
                                       13851                    14068                          14356
                                       13535                    13530                          14005
                                       13406                    13449                          14319
                                       13073                    13209                          13798
    12/94                              13040                    13281                          14002
                                       13202                    13224                          14365
                                       13535                    13668                          14924
                                       13987                    14102                          15364
                                       14170                    14526                          15816
                                       14386                    14528                          16458
                                       15095                    15409                          16840
                                       15882                    15993                          17397
                                       16022                    16299                          17440
                                       16108                    16897                          18176
                                       15918                    16507                          18111
                                       15884                    16753                          18904
    12/95                              15671                    16957                          19269
                                       15820                    17518                          19924
                                       16302                    17921                          20110
                                       17289                    17826                          20303
                                       17759                    18898                          20602
                                       18057                    19204                          21132
                                       17681                    19123                          21213
                                       16843                    18188                          20276
                                       17383                    19088                          20704
                                       17656                    19583                          21868
                                       17207                    19446                          22471
                                       17963                    20852                          24168
    12/96                              18027                    21348                          23689

--------------------------------------------------------------------------------
                                                                   10 YEAR OR
AVERAGE ANNUAL TOTAL RETURN        1 YEAR         5 YEAR         SINCE INCEPTION
--------------------------------------------------------------------------------
SAFECO Growth Fund                 22.90%         12.55%              14.55%
SAFECO Equity Fund                 25.01%         19.75%              16.65%
SAFECO Income Fund                 23.99%         14.94%              11.40%
S&P 500 Index                      22.94%         15.21%              15.29%
--------------------------------------------------------------------------------
SAFECO Northwest Fund              15.04%          9.42%              10.63%*
Composite NW 50TM Index            25.89%         11.96%              13.88%*
S&P 500 Index                      22.94%         15.21%              15.93%*
--------------------------------------------------------------------------------


* Graph, index, and average annual return data for the SAFECO Northwest Fund is measured from February 28, 1991. Inception date was February 7, 1991.

                             PERFORMANCE INFORMATION
                                DECEMBER 31, 1996
                                  NO-LOAD CLASS


SAFECO INTERNATIONAL STOCK FUND*

ILLUSTRATION OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                         INVESTMENT VALUE AS OF DEC. 31, 1996
               ----------------------------------------------------
               SAFECO INTERNATIONAL STOCK FUND        MSCI EAFE(TM)
-------------------------------------------------------------------
1/96                       10000                         10000
2/96                        9940                         10036
3/96                       10040                         10252
4/96                       10290                         10553
5/96                       10250                         10361
6/96                       10240                         10422
7/96                        9840                         10120
8/96                       10240                         10145
9/96                       10454                         10417
10/96                      10585                         10313
11/96                      11249                         10725
12/96                      11423                         10590


SAFECO BALANCED FUND

ILLUSTRATION OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                            INVESTMENT VALUE AS OF DEC. 31, 1996
                        ----------------------------------------------
                                                        60% S&P
                                                   40% LEHMAN BROTHERS
                        SAFECO BALANCED FUND      GOVERNMENT CORPORATE
----------------------------------------------------------------------
1/96                         10000                          10000
2/96                          9950                           9971
3/96                         10017                           9995
4/96                         10077                          10056
5/96                         10218                          10204
6/96                         10345                          10282
7/96                         10112                          10019
8/96                         10243                          10136
9/96                         10599                          10550
10/96                        10813                          10823
11/96                        11272                          11393
12/96                        11140                          11207

* Graph, index, and average annual return data for the SAFECO International, Balanced and Small Company Funds is measured from January 31, 1996, inception date of the funds.

================================================================================
SAFECO SMALL COMPANY STOCK FUND*

ILLUSTRATION OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                              INVESTMENT VALUE AS OF DEC. 31, 1996
                       -----------------------------------------------
                       SAFECO SMALL COMPANY STOCK         RUSSELL 2000
----------------------------------------------------------------------
     1/96                     10000                              10000
     2/96                     10150                              10312
     3/96                     10490                              10522
     4/96                     11550                              11084
     5/96                     12350                              11521
     6/96                     12030                              11048
     7/96                     11220                              10083
     8/96                     11910                              10668
     9/96                     12183                              11085
    10/96                     12162                              10914
    11/96                     12024                              11364
    12/96                     12501                              11662


--------------------------------------------------------------------------------
                                                          SINCE INCEPTION ON
TOTAL RETURN                                               JANUARY 31, 1996
--------------------------------------------------------------------------------
SAFECO International Stock Fund                                   14.23%
MSCI EAFE(TM)                                                      5.90%
--------------------------------------------------------------------------------
SAFECO Balanced Fund                                              11.40%
60% S&P 500 and 40% Lehman Brothers Government/Corporate          12.07%
--------------------------------------------------------------------------------
SAFECO Small Company Stock Fund                                   25.01%
Russell 2000                                                      16.62%
--------------------------------------------------------------------------------


     The performance graphs compare a hypothetical $10,000 investment in each Fund to a hypothetical investment in a relevant market index. The relevant indexes shown are as follows:

- Morgan Stanley Capital International European, Australia and Far East Index (MSCI EAFE)--a widely accepted international index

- Standard & Poors 500 (60%) and Lehman Brothers Government/Corporate (40%)--a blended index weighted 60% to a broad-based stock index and 40% to a bond index

- Russell 2000--an index measuring the performance of 2000 small company stocks

     The indexes are unmanaged and assume reinvestment of all dividends, and, unlike the Funds, do not reflect the payment of investment advisory fees and other expenses associated with an investment in the Funds. Fund total return assumes the reinvestment of all dividends and capital gain distributions. Returns are historical and not predictive of future performance.

================================================================================
                          REPORT FROM THE FUND MANAGER
                               SAFECO GROWTH FUND
                                DECEMBER 31, 1996


[PHOTO THOMAS M. MAGUIRE]


     For the year ended December 31, 1996 SAFECO Growth Fund returned 22.90%. Meanwhile, the average growth fund returned 19.24%, according to Lipper Analytical Services, and the unmanaged S&P 500 returned 22.94%.

     It has been two great years for big companies as evidenced by terrific back-to-back gains in the S&P Index. But, the more exciting news is that SAFECO Growth Fund, with its portfolio of non-S&P companies, kept right up with the index and surpassed its peer group.

     This is exciting because while the S&P stocks appear high priced, smaller company valuations--including many stocks held by Growth Fund--remain quite reasonable.

     Our performance is attributable to one thing, stock selection. Over the past year, we were able to increase holdings in companies with great earnings growth potential at good valuations and benefit by them--AMRION, a vitamin supplement company DAMARK INTERNATIONAL, a catalog retailer; ULTRAK, closed circuit television and PHILIP MORRIS.

     And while the companies in our portfolio may seem widely diverse, they actually have common characteristics--good earnings, good valuations, and good fundamentals.

     Drugs & hospital supply companies remain our largest industry group at 18% of net assets. People will use medical products and services regardless of what the economy is doing. And, in most cases, their use will increase as the population ages. In fact, aging and increasing pressure to cut medical costs is growing the market for LIFELINE SYSTEMS in-home monitoring.

================================================================================

     Another one of our healthcare stocks, PENEDERM, an emerging pharmaceutical company, posted gains with its first drug approval.

     My other activity in healthcare was to eliminate our stake in HEALTH SYSTEMS INTERNATIONAL, and to expand our position in UNITED DENTAL CARE, a dental HMO.

     SEAGATE, a producer of high-end disc drives with a great balance sheet and cash flow, performed magnificently. We sold a portion of our position to lock in those gains. Taken together Seagate, MICROS SYSTEMS (the leading point-of-sale company serving the hospitality industry) and small holdings in OPTIMAL ROBOTICS CORP. and COMPUTER HORIZONS bring our holdings in computer systems to 16% of net assets.

     As I stated earlier, I see the S&P as highly priced in comparison to smaller company averages. However, the Growth Fund is predominantly invested in fundamentally sound companies with excellent prospects at very reasonable valuations. I think the

                                                       (Continued on next page.)


                                   HIGHLIGHTS

                                     SAFECO
                                  GROWTH FUND
                            AS OF DECEMBER 31, 1996


NET ASSET CAPITALIZATION WEIGHTINGS
AS A PERCENT OF NET ASSETS AS OF DECEMBER 31, 1996
--------------------------------------------------------------------------------
                               [GROWTH PIE CHART]

(1)    Large: 16% ($4 Bil. and above.)

(2)    Medium: 1% ($1 Bil. - $4 Bil.)

(3)    Small: 82% (Less than $1 Bil.)

(4)    Cash and Other: 1%



TOP FIVE INDUSTRIES
AS A PERCENT OF NET ASSETS AS OF DECEMBER 31, 1996
--------------------------------------------------------------------------------
                              [GROWTH TOP 5 CHART]

Drugs & Hospital Supplies:       18%
Computer Systems:                16%
Building Materials               10%
Food & Tobacco:                   8%
Retail - Specialty:               7%

================================================================================
                             HIGHLIGHTS (CONTINUED)
                               SAFECO GROWTH FUND
                             AS OF DECEMBER 31, 1996


                                               PERCENT
TOP TEN HOLDINGS                              NET ASSETS
--------------------------------------------------------
Seagate Technology, Inc. ................         8.4%
  (Magnetic Disk Manufacturer)
Philip Morris Cos., Inc. ................         7.5%
  (Food, Beverage & Tobacco Company)
MICROS Systems, Inc. ....................         6.2%
  (Electronic Cash Register Manufacturer)
American Buildings Co. ..................         5.2%
  (Construction Products Company)
Penederm, Inc. ..........................         4.6%
  (Drug Delivery System)
Lifeline Systems, Inc. ..................         4.5%
  (Medical Instruments)
First Financial Caribbean Corp. (ADR) ...         3.5%
  (Mortgage Bank)
Damark International, Inc. ..............         3.2%
  (Retail Marketer)
Harolds Stores, Inc. ....................         2.8%
  (Specialty Retailer)
Datascope Corp. .........................         2.7%
  (Medical Equipment Manufacturer)

TOP FIVE PURCHASES
(Oct. to Dec.)                              COST (000'S)
--------------------------------------------------------
Alternative Resources Corp. .............      $4,503
Damark International, Inc. ..............       4,343
United Dental Care, Inc. ................       3,978
Youth Services International, Inc........       2,515
Amrion, Inc. ............................       1,974

TOP FIVE SALES
(Oct. to Dec.)                            PROCEEDS (000'S)
----------------------------------------------------------
Canandaigua Wine Co., Inc. .............       $4,675
*Health Systems International, Inc. ....        4,490
Ultrak, Inc. ...........................        4,032
*Family Golf Centers, Inc. .............        3,922
Credit Acceptance Corp. ................        3,122

--------------------------------------------------------------------------------

*Security sold, no longer in portfolio



                                 REPORT FROM THE
                               GROWTH FUND MANAGER
                                  (CONTINUED)



result of our "stock picking" is that the Fund is in good shape no matter which sector 1997 favors; and is in even better shape should small companies return to favor.


                                                   /s/ Thomas M. Maguire,

                                                   Thomas M. Maguire,
                                                   Growth Fund Manager

--------------------------------------------------------------------------------
After completing his M.B.A. at the University of Washington, Thomas Maguire joined the company as an equity analyst in 1981 and today is a Vice President. From 1984 to 1989, he co-managed the SAFECO Equity Fund.

================================================================================
                            PORTFOLIO OF INVESTMENTS
                               SAFECO GROWTH FUND
                             AS OF DECEMBER 31, 1996

SHARES OR
PRINCIPAL AMOUNT                                                 VALUE (000's)
-----------------------------------------------------------------------------
COMMON STOCKS - 98.5%

BEVERAGES - 2.4%
         166,829  -        Canandaigua Wine Co., Inc. .....      $ 4,755

BUILDING MATERIALS - 9.7%
         118,600  -        ABT Building
                           Products Corp. .................        2,965
         428,800  -+       American Buildings Co. .........       10,238
          35,300  -        Diamond Home Services, Inc. ....          971
         147,000  -        Fibreboard Corp. ...............        4,961

CHEMICALS - 1.2%
          80,200           AT Plastics, Inc. ..............          792
         196,400  -        Melamine Chemicals, Inc. .......        1,620

COMMERCIAL SERVICES - 1.6%
         201,625  -        Youth Services
                           International, Inc. ............        3,075

COMPUTER SERVICES - 3.3%
         269,100  -        Alternative Resources Corp. ....        4,676
          95,100           LCS Industries, Inc. ...........        1,379
          32,500  -        ONTRACK Data
                           International, Inc. ............          488

COMPUTER SOFTWARE - 1.4%
         159,300  -        Phoenix International
                           Ltd., Inc. .....................        2,748

COMPUTER SYSTEMS - 16.1%
          60,400  -        Computer Horizons Corp. ........        2,325
         393,914  -        MICROS Systems, Inc. ...........       12,113
         128,000  -        Optimal Robotics Corp. .........          608
         417,968  -        Seagate Technology, Inc. .......       16,510

CONSUMER PRODUCTS & SUPPLIERS - 0.4%
         221,000  -        Celebrity, Inc. ................          787

DRUGS & HOSPITAL SUPPLIES - 17.7%
         168,300  -        Andrx Corp. ....................        2,714
          70,000  -        Anesta Corp. ...................        1,347
          80,000  -        Autonomous Technologies
                           Corp. ..........................          320
         264,200  -        Datascope Corp. ................        5,284
         255,000  -        Ethical Holdings, plc (ADR) ....        1,482
         503,550  -+       Lifeline Systems, Inc. .........        8,812
         197,400           Medex, Inc. ....................        4,590
         723,600  -+       Penederm, Inc. .................        8,955
          31,300  -        ResMed, Inc. ...................          689
          44,600  -        Zonagen, Inc. ..................          418

ELECTRONICS - 3.1%
         105,060  -        Intermagnetics
                           General Corp. ..................        1,261
          91,900  -        JPM Co. ........................        1,608
         102,625  -        Ultrak, Inc. ...................        3,130

FINANCIAL SERVICES - 6.1%
          32,416           Cole Taylor Financial
                           Group, Inc. ....................          859
         100,600  -        Credit Acceptance Corp. ........        2,364
         210,100  -        First Enterprise Financial
                           Group, Inc. ....................        1,970
         247,600           First Financial Caribbean
                           Corp. (ADR) ....................        6,871
FOOD & TOBACCO - 7.5%
         130,000           Philip Morris Cos., Inc. .......       14,641

HEALTH CARE - 3.0%
          22,600  -        Amrion, Inc. ...................          511
          32,500  -        MedQuist, Inc. .................          804
         152,000  -        United Dental Care, Inc. .......        4,617

HOMEBUILDING - 0.5%
          42,500  -        American Homestar Corp. ........          967

                        SEE NOTES TO FINANCIAL STATEMENTS

================================================================================
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               SAFECO GROWTH FUND
                             AS OF DECEMBER 31, 1996

SHARES OR
PRINCIPAL AMOUNT                                              VALUE (000's)
---------------------------------------------------------------------------
HOSPITAL MANAGEMENT - 0.1%
          98,000  -        Laboratory Specialists
                           of  America, Inc. .............     $    294
HOUSEHOLD PRODUCTS - 2.2%
         325,200  -        Lifetime Hoan Corp. ...........        3,821
         150,000  -        Media Arts Group, Inc. ........          384

LEISURE TIME - 0.0%
          80,000  -        Laser Storm, Inc. .............           80

MANUFACTURING - 2.3%
          75,600  -        Industrial Training Corp. .....          425
         325,500  -        Maverick Tube Corp. ...........        4,150

OFFICE EQUIPMENT & SUPPLIES - 1.1%
         244,500  -+       Open Plan Systems, Inc. .......        2,139

POLLUTION CONTROL - 2.0%
         156,000  -        Tetra Technologies, Inc. ......        3,939

RESTAURANTS - 2.9%
         617,900  -        NPC International, Inc. .......        5,098
          92,400  -        New York Bagel Enterprises ....          566

RETAIL - 6.0%
         659,300  -+       Damark International, Inc. ....        6,263
         379,423  -+       Harolds Stores, Inc. ..........        5,454

RETAIL - SPECIALTY - 7.3%
          82,600           Aaron Rents, Inc. .............          981
         500,000  -+       American Coin
                           Merchandising, Inc. ...........        2,500
           8,500  -        Funco, Inc. ...................           71
         147,200  -        Garden Botanika, Inc. .........        1,766
         163,000  -        Garden Ridge Corp. ............        1,406
         362,200  -+       Rent-Way, Inc. ................        3,486
          76,600  -        The Dress Barn, Inc. ..........        1,149
          67,500  -        Video Update, Inc. (Class A) ..          266
         300,400  -        West Coast
                            Entertainment Corp. ..........        2,629
TELECOMMUNICATIONS - 0.6%
         183,400  -        ACI Telecentrics, Inc. ........        1,123
                                                               --------
TOTAL COMMON STOCKS ......................................      193,215
                                                               --------

WARRANTS - 0.0%

LEISURE TIME - 0.0%
          80,000  -        Laser Storm, Inc. .............           25
                                                               --------
TOTAL WARRANTS ...........................................           25
                                                               --------

TEMPORARY INVESTMENTS - 1.0%

INVESTMENT COMPANIES:
      $1,903,185          Short-Term Investments Co.
                          (Prime Portfolio) ..............        1,903
                                                               --------
TOTAL TEMPORARY INVESTMENTS ..............................        1,903
                                                               --------
TOTAL INVESTMENTS - 99.5% ................................      195,143
Other Assets, less Liabilities ...........................          920
                                                               --------
NET ASSETS ...............................................     $196,063
                                                               ========

--------------------------------------------------------------------------------
-    Non-income producing security.

+ Affiliated issuer as defined by the Investment Company Act of 1940 (the Funds investment advisor controls 5% or more of the outstand- ing voting shares of the company).

                        SEE NOTES TO FINANCIAL STATEMENTS

================================================================================
                          REPORT FROM THE FUND MANAGER
                               SAFECO EQUITY FUND
                                DECEMBER 31, 1996


[PHOTO RICH MEAGLEY]


      It was another great year for SAFECO Equity Investors. Your Fund returned 25.01% for the 12 months ended December 31 while the S&P returned 22.94%, and the average growth and income fund returned 20.78% according to Lipper Analytical Services.

      The Fund's success was due to staying our course--that is, focusing on well-run companies with long-term growth records at good prices and disciplined selling. The 1996 stock market favored both the type of stocks we favor and the industries in which we were most heavily invested. Our choices in technology, our overweighting in financials (especially CHASE MANHATTAN), and our subsequent underweighting in utilities and oils, enabled us to outperform both our peers and the S&P.

      Setting buy targets and keeping companies in my sights was especially fruitful in the technology arena. We bought ORACLE (database software) when it came into our range and it took off so strongly, I've taken some profits. SEAGATE (high-end disc drives) was another big purchase and gainer. Positions we had established earlier in INTEL (computer processor chips) and MICROSOFT (software) have also performed well.

      Equipment manufacturers MOTOROLA, HEWLETT PACKARD and EDS complete the list of our technology holdings. Combined, our computer hardware and software stocks now account for 8.4% of net assets and every name we own is well known.

      As I set a buy price, so I set a sell price, and sell when a stock rises to it. Such was the case with WARNER LAMBERT. I took profits there and moved into BRISTOL MYERS. I think Bristol can grow faster than its price currently reflects. It has a new CFO with ambitious cost cutting plans, new drugs coming to market and an expanding sales force.

       I bought SMITHKLINE after its price fell on a "turn-down" by the Food and Drug administration. SmithKline has lots of drugs pending approval, and an improving over-the-counter business.

      Frankly, I'm currently concerned about corporate earnings matching expectations. Hence, companies with cost-cutting

                                                       (Continued on next page.)

================================================================================

                                   HIGHLIGHTS
                                     SAFECO
                                   EQUITY FUND

                             AS OF DECEMBER 31, 1996


NET ASSET CAPITALIZATION WEIGHTINGS
AS A PERCENT OF NET ASSETS AS OF DECEMBER 31, 1996
--------------------------------------------------------------------------------
                              [EQUITY PIE CHART ]


(1)  Large: 88% ($4 Bil. and above.)
(2)  Medium: 8% ($1 Bil. - $4 Bil.)
(3)  Small: 0% (Less than $1 Bil.)
(4)  Cash and Other: 4%




TOP FIVE INDUSTRIES
AS A PERCENT OF NET ASSETS AS OF DECEMBER 31, 1996
--------------------------------------------------------------------------------
                            [EQUITY FUND BAR CHART]

Petroleum & Petroleum Services:           9%
Drugs & Hospital Supplies:                8%
Electrical Equipment & Electronics:       8%
Banking & Finance:                        7%
Financial Services:                       6%

                                 REPORT FROM THE
                               EQUITY FUND MANAGER
                                  (Continued)


ability and a decent dividend are particularly attractive to me. Those qualities can support return, especially in times when missed earnings are likely to drag down share prices.

     For those reasons I added to our oil stocks and I eliminated the CENTURY TELEPHONE, swapping it for BELL ATLANTIC which has a much better yield and, pending the merger with NYNEX, savings potential.

     Merger-inspired cost-cutting continues at KIMBERLY-CLARK and Chase Manhattan. In fact, things are proceeding so well at Chase, I bought more, making it our largest holding.

     I sold CITICORP when it hit our target. And I lightened our insurance holdings from five companies to two in favor of other financials with higher growth potential. One is credit card provider ADVANTA CORP.

     BLOCKBUSTER'S lackluster performance returned its parent, VIACOM, to our price range and I bought more of it. I like its new management and its international growth potential.

     Of late, no industries have been distinctly attractive, and so our purchases have been widely distributed. The most recent

================================================================================

additions to the portfolio include ELECTRONIC DATA SYSTEMS, ALLIED SIGNAL, PACIFICCARE, JOHNSON AND JOHNSON, TEXACO and AMERICAN STORES.

     The fact the market seems precariously high, has not caused me to alter my strategy. I'm still striving for consistency, discipline and execution.

     Equity Fund's portfolio is about 90 percent large capitalization companies (over $4 billion). This is no surprise. The type of company I'm looking for--well-run companies with long-term, proven growth records--tend to grow into large companies.

     While I won't speculate on the market, I will predict with absolute confidence that my investment style will remain the same. And, my personal belief is that performance will follow.



                                           /s/ Richard Meagley
                                           Richard Meagley, Equity Fund Manager

--------------------------------------------------------------------------------
Rich Meagley joined SAFECO in 1983. After advancing from analyst to Northwest Fund Manager, he left the company. He re-joined in January 1995 as Equity Fund Manager. He holds an M.B.A. from the University of Washington, and is a Chartered Financial Analyst.



                             HIGHLIGHTS (CONTINUED)
                               SAFECO EQUITY FUND
                             AS OF DECEMBER 31, 1996


                                          PERCENT OF
TOP TEN HOLDINGS                          NET ASSETS
----------------------------------------------------
Chase Manhattan Corp.................         5.1%
  (Bank)
Mobil Corp...........................         2.6%
  (Oil/Gas Exploration & Production)
Viacom, Inc..........................         2.5%
  (Entertainment & Communication)
AMP, Inc.............................         2.5%
  (Electrical Equipment Manufacturer)
Exxon Corp...........................         2.3%
  (Oil/Gas Exploration & Production)
Bell Atlantic Corp...................         2.3%
  (Telephone Company)
Philip Morris Cos., Inc..............         2.2%
  (Food, Beverage & Tobacco Company)
NationsBank Corp.....................         2.2%
  (Bank)
Bristol-Myers Squibb Co..............         2.2%
  (Pharmaceuticals)
AT&T Corp............................         2.2%
  (Telephone Company)



TOP FIVE PURCHASES
(Oct. to Dec.)                           COST (000'S)
----------------------------------------------------
PacifiCare Health Systems, Inc.             $18,859
Electronic Data Systems Corp. .              18,461
American Stores Co. ...........              18,122
Texaco, Inc. ..................              17,412
Johnson & Johnson .............              12,794


TOP FIVE SALES
(Oct. to Dec.)                        PROCEEDS (000'S)
----------------------------------------------------
*Union Pacific Corp. ...............        $12,052
*Century Telephone Enterprise Co. ..          9,633
Seagate Technology, Inc. ...........          8,675
Intel Corp. ........................          7,380
SmithKline Beecham. plc (ADR) ......          6,899

--------------------------------------------------------------------------------
*Security sold, no longer in portfolio.

================================================================================

                            PORTFOLIO OF INVESTMENTS
                               SAFECO EQUITY FUND
                             As of December 31, 1996


SHARES OR
PRINCIPAL AMOUNT                                          VALUE (000's)
-----------------------------------------------------------------------
COMMON STOCKS - 96.1%
AUTOS & AUTO PARTS - 2.2%
  590,000    Echlin, Inc.............................        $18,659

BANKING & FINANCE - 7.3%
  485,400    Chase Manhattan Corp. ..................         43,322
  195,000    NationsBank Corp........................         19,061

BEVERAGES - 2.1%
  615,000    PepsiCo, Inc............................         17,989

BROADCAST MEDIA - 4.1%
  600,000(-) Viacom, Inc. (Class B) .................         20,925
  205,000    Walt Disney Co..........................         14,273


CHEMICALS - 1.9%
  175,000    Du Pont (E.I.) de Nemours
             & Co....................................         16,516

COMPUTER SOFTWARE - 4.8%
  400,000    Electronic Data
             Systems Corp............................         17,300
  165,000(-) Microsoft Corp..........................         13,633
  250,000(-) Oracle Corp.............................         10,437

COMPUTER SYSTEMS - 3.6%
  305,000    Hewlett-Packard Co......................         15,326
  380,000(-) Seagate Technology, Inc.................         15,010

DRUGS & HOSPITAL SUPPLIES - 8.2%
  315,000    American Home
             Products Corp...........................         18,467
  175,000    Bristol-Myers Squibb Co.................         19,031
  210,000    Schering-Plough Corp....................         13,597
  275,000    SmithKline
             Beecham, plc (ADR)......................         18,700

ELECTRIC UTILITY - 2.0%
  760,000    Houston Industries, Inc. ...............         17,195

ELECTRICAL EQUIPMENT & ELECTRONICS - 7.6%
  545,000    AMP, Inc................................         20,914
  175,000    General Electric Co.....................         17,303
  100,000    Intel Corp..............................         13,094
  220,000    Motorola, Inc...........................         13,502

FINANCIAL SERVICES - 6.2%
  430,000    Advanta Corp. (Class B) ................         17,576
  160,000    Federal Home Loan
             Mortgage Corp...........................         17,620
  475,000    Federal National Mortgage Association ..         17,694

FOOD & TOBACCO - 4.2%
  320,000    ConAgra, Inc............................         15,920
  170,000    Philip Morris Cos., Inc.................         19,146

HEALTHCARE - 1.5%
  250,000    Johnson & Johnson.......................         12,437

HOSPITAL MANAGEMENT - 2.2%
  221,300(-) PacifiCare Health Systems,
             Inc. (Class B)..........................         18,866

                        SEE NOTES TO FINANCIAL STATEMENTS

================================================================================
                      PORTFOLIO OF INVESTMENTS (Continued)
                               SAFECO EQUITY FUND
                             As of December 31, 1996


SHARES OR
PRINCIPAL AMOUNT                                          VALUE (000's)
-----------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 3.9%
    170,000 Colgate-Palmolive Co...................        $ 15,682
    185,000 Kimberly-Clark Corp....................          17,621

INSURANCE - 3.8%
    130,000 American International
            Group, Inc.............................          14,073
    275,000 ITT Hartford Group, Inc. ..............          18,563

MANUFACTURING - 2.0%
    250,000 AlliedSignal, Inc......................          16,750
     14,000 Dover Corp.............................             704

PAPER & FOREST PRODUCTS - 1.8%
    216,500 Willamette Industries, Inc.............          15,074

PETROLEUM & PETROLEUM SERVICES - 8.6%
    200,000 Exxon Corp.............................          19,600
    180,000 Mobil Corp.............................          22,005
     87,000 Royal Dutch Petroleum
            Co. (ADR)..............................          14,855
    175,000 Texaco, Inc............................          17,172

POLLUTION CONTROL - 1.9%
    625,000 Browning-Ferris Industries,
            Inc....................................          16,406

RETAIL - 3.8%
    347,500 May Department
            Stores Co............ .................          16,246
    725,000 Wal-Mart Stores, Inc...................          16,584

RETAIL - GROCERS - 4.2%
    476,000 Albertson's, Inc.......................          16,958
    450,000 American Stores Co.....................          18,394

TELECOMMUNICATIONS - 2.2%
    435,000 AT&T Corp..............................          18,923

TRANSPORTATION - 1.8%
    175,000 Burlington Northern
            Santa Fe...............................          15,116

UTILITIES - TELEPHONE - 4.2%
    300,000 Bell Atlantic Corp.....................          19,425
    360,000 GTE Corp...............................          16,380
                                                           --------
TOTAL COMMON STOCKS................................         820,044
                                                           --------

TEMPORARY INVESTMENTS - 4.7%

U.S. AGENCY NOTES:
$39,855,000 Federal Home
            Loan Mortgage Corp.
            5.70%, due 1/02/97.....................          39,849
                                                           --------
TOTAL TEMPORARY INVESTMENTS........................          39,849
                                                           --------
TOTAL INVESTMENTS - 100.8%.........................         859,893
Liabilities, less Other Assets.....................          (6,813)
                                                           --------
NET ASSETS ........................................        $853,080
                                                           ========

--------------------------------------------------------------------------------

(-) Non-income producing security.

                        SEE NOTES TO FINANCIAL STATEMENTS

================================================================================
                          REPORT FROM THE FUND MANAGER
                               SAFECO INCOME FUND
                                December 31, 1996

[PHOTO THOMAS RATH]
    Thomas Rath

      1996 was a great year for SAFECO Income Fund. Your fund returned 23.99% surpassing the S&P which returned 22.94% and the equity-income peer group which returned, on average, 18.83% according to Lipper Analytical Services.

      It was a year in which companies with predictable earnings growth did well, as they typically do in slow-growth, low-inflation economies such as the one we're experiencing. In general, our success was due to recognizing the environment we're investing in and investing appropriately. Specific picks that enabled us to beat the S&P and peer group included HEWLETT PACKARD, GE, PHILIP MORRIS, AMERICAN BANKERS INSURANCE, ITT HARTFORD, ALTERA and SEAGATE.

      While large, stable, dividend-paying companies continue to predominate the Income Fund, I have tailored the portfolio for more capital appreciation potential. I have also maintained a fairly high level of convertible securities (28% of assets at year end) to preserve yield and down market protection.

      To enhance return potential, I've added some smaller positions in technology stocks. That's made SAFECO Income unique among equity-income funds. While most our peers eschew technology stocks (which are volatile and hard to understand) we have 11% of net assets invested in computer services and systems. Such stocks currently represent 11.5% of the S&P Index and post average annual revenue and earnings growth rates ranging from 15% to 35%. It's my view that a manager can't afford not to invest here.

      Choosing these technology stocks, I look for the same qualities I look for in any stock--consistent growth and reasonable prices. I follow key trends in the industry and invest only in companies that drive or move in concert with them. These companies are typically the dominant players in growing markets.

      Examples of these include: Seagate (high-end disc-drives), MICROS SYSTEMS, (point-of-sale technology), 3-COM (local area networks), Altera and XILINX (programmable logic devices). We actually no longer own Altera. I sold the position after it surpassed our target price and added to the Xilinx convertible.

      Convertibles, with their high yields and lower volatility, are a less treacherous way to invest in

================================================================================

technology than stocks. In fact, the calling of three securities that converted into SEAGATE TECHNOLOGY stock, created gains for the portfolio. Seagate dominates the growing digital storage market.

      Another substantial convertible position is FIRST FINANCIAL MANAGEMENT. It pays a 5% yield and is convertible into FIRST DATA CORP., a company with majority market share in the fast growing industry of credit card processing.

      I have reduced the banks and added non-bank financials such as FEDERAL NATIONAL MORTGAGE and MEDALLION FINANCIAL. I've been especially pleased with the contributions ITT Hartford and American Bankers Insurance Group have made to the portfolio.

      I added a position in LANDAUER, a maker of radiation detection equipment. While Landauer is not an exciting name, it carries a high yield, has a history of increasing dividends and is the leader in its market.

      My approach is to find stocks of companies that can grow earnings at a faster pace than the broader market, that are trading at reasonable prices. The companies I like tend to have high market shares, strong balance sheets, good levels of cash flow and

                                                      (Continued on next page.)


HIGHLIGHTS
SAFECO
INCOME FUND
As of December 31, 1996


NET ASSET CAPITALIZATION WEIGHTINGS
AS A PERCENT OF NET ASSETS
AS OF DECEMBER 31, 1996
-----------------------------------

        [Pie Chart Here]

1  Large: 53% ($4 Bil. and above.)
2  Medium: 5% ($1 Bil. -$4 Bil.)
3  Small 11% (Less than $1 Bil.)
4  Preferred Stock: 16%
5  Corporate Bonds: 12%
6  Cash and Other Assets: 3%


TOP FIVE INDUSTRIES
AS A PERCENT OF NET ASSETS
AS OF DECEMBER 31, 1996
-----------------------------------

Petroleum & Petroleum Services: 8%
Banking & Finance:              7%
Food & Tobacco:                 7%
Financial Services:             6%
Computer Services:              6%

================================================================================
                             HIGHLIGHTS (Continued)
                               SAFECO INCOME FUND
                             As of December 31, 1996

                                         PERCENT OF
TOP TEN HOLDINGS                         NET ASSETS
---------------------------------------------------
Philip Morris Cos., Inc.............         5.0%
  (Food, Beverage & Tobacco Company)
Seagate Technology, Inc.............         3.4%
  (Magnetic Disk Manufacturer)
GTE Corp............................         3.1%
  (Telephone Company)
American Home Products Corp.........         2.8%
  (Pharmaceuticals)
Texaco, Inc.........................         2.7%
  (Oil Company)
First Financial Management
  5.00%, due 12/15/99 ..............         2.7%
  (Information Processor)
Landauer, Inc.......................         2.3%
  (Pollution Control)
ITT Hartford Group, Inc.............         2.3%
  (Insurance Company)
GATX Corp. $3.875 Cumulative
  Convertible ......................         2.2%
  (Railway & Terminal Operator)
Chase Manhattan Corp................         2.2%
  (Bank)


TOP FIVE PURCHASES
(Oct. to Dec.)                           COST (000's)
-----------------------------------------------------
Salomon, Inc 6.25% Exchangeable ......       $4,605
J.C. Penney Co., Inc. ................        3,566
Xilinx, Inc. 5.25%, due 11/1/02
(144A) ...............................        2,953
Electronic Data Systems Corp. ........        2,775
Nuevo Energy Co. $2.875 Cvt. .........        2,257


TOP FIVE SALES
(Oct. to Dec.)                          PROCEEDS (000's)
-------------------------------------------------------
Seagate Technology, Inc. ............       $6,093
*Altera Corp. 5.75%,
  due 6/15/02 (144A) ................        3,953
Sturm Ruger & Co., Inc. .............        2,652
Cooper Industries, Inc. 7.05%,
  due 1/01/15 .......................        2,651
*Price/Costco, Inc. 6.75%, due
3/1/01 ..............................        2,621

--------------------------------------------------------------------------------
*Security sold, no longer in portfolio.


                                 REPORT FROM THE
                               INCOME FUND MANAGER
                                   (Continued)


dividends, and are the dominant players in growing industries.

     The stock market has had two great years back-to-back, and given current stock prices relative to earnings, I don't expect a third. I anticipate a slowing of returns for 1997. The deciding factors will be corporate earnings and the level of interest rates.

     Regardless of the market environment, in SAFECO Income you have a diversified portfolio positioned for total return--both income and capital appreciation. Your Fund is structured to advance with the market while delivering above the average current income--income that can help hold up returns should the market falter.

/s/ Thomas Rath
Thomas Rath
Income Fund Manager

--------------------------------------------------------------------------------

In addition to being an equity and convertible securities portfolio manager at SAFECO, Rath has been an analyst and portfolio manager at First Interstate Bank and a principal at Meridian Capital Management. He holds an MBA from the University of Washington and is a Chartered Financial Analyst.

================================================================================

                            PORTFOLIO OF INVESTMENTS
                               SAFECO INCOME FUND
                             AS OF DECEMBER 31, 1996

SHARES OR
PRINCIPAL AMOUNT                                  VALUE (000's)
---------------------------------------------------------------
COMMON STOCKS - 68.8%
Banking & Finance - 7.3%
   35,000   Boatmen's Bancshares, Inc........     $ 2,257
   70,000   Chase Manhattan Corp.............       6,247
   46,100   Norwest Corp.....................       2,005
  105,000   US Bancorp.......................       4,718
  136,642   Washington Mutual
            Savings Bank.....................       5,918

Commercial Services - 1.5%
  139,000   American List Corp...............       4,222

Computer Services - 1.2%
  110,000 - Keane, Inc.......................       3,493

Computer Software - 0.9%
   60,000   Electronic Data
            Systems Corp.....................       2,595

Computer Systems - 5.5%
   50,000   Hewlett-Packard Co...............       2,512
  114,000 - MICROS Systems, Inc..............       3,505
  250,219 - Seagate Technology, I.c..........       9,884

Conglomerates - 1.9%
   65,000   Minnesota Mining &
            Manufacturing Co.................       5,387

Cosmetics - 0.8%
   54,600   International Flavors &
            Fragrances, Inc..................       2,457

Drugs & Hospital Supplies - 3.6%
  140,000   American Home
            Products Corp....................       8,207
   30,000   Merck and Co., Inc...............       2,377

Electric Utility - 3.4%
  220,000   Houston Industries, Inc..........       4,978
  125,000   NIPSCO Industries, Inc...........       4,953

Electrical Equipment & Electronics - 3.8%
  155,000   AMP, Inc.........................       5,948
   50,000   General Electric Co..............       4,944

Financial Services - 4.1%
  140,000   Federal National
            Mortgage Association                    5,215
  100,000   H&R Block, Inc...................       2,900
  250,000   Medallion Financial Corp.........       3,813

Food & Tobacco - 6.6%
   90,000   ConAgra, Inc.....................       4,478
  130,000   Philip Morris Cos., Inc..........      14,641

Household Products - 3.8%
   60,000   Colgate-Palmolive Co.............       5,535
   57,500   Kimberly-Clark Corp..............       5,477

Insurance - 2.3%
  100,000   ITT Hartford Group, Inc..........       6,750

Leisure Time - 0.6%
   85,000   Sturm, Ruger & Co., Inc..........       1,647

Petroleum & Petroleum Services - 6.7%
   50,000   Exxon Corp.......................       4,900
   20,000   Mobil Corp.......................       2,445
   25,000   Royal Dutch
            Petroleum Co. (ADR)..............       4,269
   80,000   Texaco, Inc......................       7,850

Pollution Control - 2.3%
  275,900   Landauer, Inc....................       6,760

Real Estate Investment Trusts - 1.7%
  148,600   Omega Healthcare
            Investors, Inc...................       4,941

Retail - 4.4%
  115,000   J.C. Penney Co., Inc.............       5,606
   90,000   May Department Stores Co.........       4,208
   62,039   Sears, Roebuck & Co..............       2,862

Retail - Grocers - 1.0%

   70,000   American Stores Co. .............       2,861

Telecommunications - 1.2%
   80,000 AT&T Corp. ........................      3,480

                        SEE NOTES TO FINANCIAL STATEMENTS

                               SAFECO Income Fund
                             As of December 31, 1996

SHARES OR
PRINCIPAL AMOUNT                                  VALUE (000's)
---------------------------------------------------------------
UTILITIES - GAS - 1.1%
    135,000   Northwest Natural Gas Co.........   $  3,240

UTILITIES - TELEPHONE - 3.1%
    200,000   GTE Corp.........................      9,100
                                                  --------

TOTAL COMMON STOCKS............................    199,585
                                                  --------

PREFERRED STOCKS - 16.2%

COMPUTER SERVICES - 2.0%
    115,000#  Vanstar Financing Trust
              6.75% Convertible (144A) ........      5,951

CONTAINERS - 1.8%
    100,000   Crown Cork & Seal
              4.50% Convertible................      5,200

FINANCIAL SERVICES - 2.1%
    150,000   Advanta Corp.
              Class B Series
              95 SAILS.........................      6,075

FOOD & TOBACCO - 0.7%
    300,000 RJR Nabisco Holdings Corp.
              $0.835 Convertible...............      2,025

INSURANCE - 1.1%
     52,000   American Bankers Insurance
              Series B Convertible.............      3,107

OIL & GAS - 0.8%
     44,800   Nuevo Energy Co.
              $2.875 Convertible...............      2,403

PAPER & FOREST PRODUCTS - 1.0%
     55,000   James River Corp. of Virginia
              $3.375 Cumulative Convertible
              Exchangeable.......... ..........      2,826

POLLUTION CONTROL - 1.6%
    160,000   Browning Ferris Industries, Inc.
              7.25% "ACES" ....................      4,560

TRANSPORTATION - 3.5%
    110,000   GATX Corp.  $3.875 Cumulative
              Convertible......................   $  6,421
     37,000   Interpool, Inc.
              5.75% Convertible................      3,774

UTILITIES - TELEPHONE - 1.6%
     80,400   Salomon, Inc. 6.25%
              Exchangeable Convertible to
              Cincinnati Bell, Inc.............      4,844
                                                  --------

TOTAL PREFERRED STOCKS.........................     47,186
                                                  --------
CORPORATE BONDS - 11.7%

CONVERTIBLE SUBORDINATED DEBENTURES:

COMPUTER SERVICES - 2.7%
 $4,500,000  First Financial Management
             5.00%, due 12/15/99
             Convertible to First Data Corp....      7,757

DRUGS & HOSPITAL SUPPLIES - 0.9%
  2,400,000   Bindley Western
              Industries, Inc.
              6.50%, due 10/01/02..............      2,556

ELECTRICAL EQUIPMENT - 0.9%
  2,500,000   Cooper Industries, Inc.
              7.05%, due 1/01/15...............      2,625

ELECTRONICS - 1.8% 5,250,000 # XILINX, INC.
              5.25%, due 11/01/02 (144A).......      5,198

PAPER & FOREST PRODUCTS - 0.7%
  2,115,000   Repap Enterprises, Inc.
              8.50%, due 8/01/97
              (EuroDollar).....................      2,041

PETROLEUM & PETROLEUM SERVICES - 1.3%
  2,500,000   Pennzoil Co.
              6.50%, due 1/15/03...............      3,856

                        SEE NOTES TO FINANCIAL STATEMENTS

                               SAFECO INCOME FUND
                             AS OF DECEMBER 31, 1996


SHARES OR
PRINCIPAL AMOUNT                                  VALUE (000's)
---------------------------------------------------------------
Publishing - 1.1%
  $3,000,000  Thomas Nelson, Inc.
              5.75%, due 11/30/99 ...........      $  3,023

Retail - 0.8%
  2,500,000   Home Depot, Inc.
              3.25%, due 10/01/01............         2,434

Telecommunication Equipment - 1.0%
  1,300,000#  3Com Corp. 10.25%,
              due 11/01/01 (144A)............         2,884

Transportation - 0.5%
  1,605,000   Alaska Air Group, Inc. 6.875%,
              due 6/15/14....................         1,521
                                                   --------
TOTAL CORPORATE BONDS........................        33,895
                                                   --------
TEMPORARY INVESTMENTS - 3.3%

Investment Companies:
$ 9,717,004   Short-Term Investments Co.
            (Prime Portfolio)................         9,717
                                                   --------
TOTAL TEMPORARY INVESTMENTS..................         9,717
                                                   --------
TOTAL INVESTMENTS - 100.0%...................       290,383
Liabilities, less Other Assets...............          (110)
                                                   --------
NET ASSETS...................................      $290,273
                                                   ========


--------------------------------------------------------------------------------

(-)  Non-income producing security.

# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". At December 31, 1996, such securities are Vanstar Financing Trust (144A) at 6.75%, acquired 9/27/96, Xilinx, Inc. (144A) at 5.25%, acquired 4/01/96, due 11/01/02 and 3Com Corp. (144A) at 10.25%,
     acquired 7/23/96, due 11/01/01. The total cost of such securities is $12,925,875 and total value is 4.8% of net assets.

                        SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                              SAFECO NORTHWEST FUND
                                DECEMBER 31, 1996

[PHOTO CHARLES R. DRIGGS]

     The SAFECO Northwest Fund returned 15.04% for the year ended December 31, 1996 compared to 25.89% for the Northwest 50 Index(TM). The portfolio's heavy weighting in very small companies held the Fund's performance below its peer funds and benchmark index.

     1996 proved to be a year in which larger company stocks outperformed. By October we were realigning the Fund toward larger stocks. We fully eliminated 11 small company positions and cut two more by half. We added eight new, larger cap names, among them STARBUCKS, SEQUENT COMPUTER (high-performance computer systems), PRECISION CASTPARTS (Boeing supplier); AMP (computer connectors); and INTEL (computer chips).

     The shift in investments was in the area of market capitalization, not industry sector as I still expect banks and financials to outperform. 23% of net assets remain invested in these sectors. The Portfolio currently has 49% of net assets invested in companies over $1 billion.

     We anticipate employment in the Northwest will be well above the U.S. average as Boeing adds 5,000 jobs in 1997 (on top of 13,000 in 1996) and Microsoft's Redmond Campus grows from 9,000 to 11,000 employees. Furthermore, we expect personal income gains in the Northwest should approach 7%, versus 5.3% for the United States. After all, Boeing pays an average salary of $49,000 and Microsoft $59,000.

     Economic growth (GDP) should average 3.3% for the West over the next three years and 2.0% for the U.S.

     This regional strength bodes particularly well for the companies in our portfolio that provide

================================================================================

goods and services locally. All in all, the Northwest is a fine place to invest and we're stocked up on the region's premiere companies.



                                                       /s/ Charles R. Driggs,
                                                       Charles R. Driggs,
                                                       Northwest Fund Manager

--------------------------------------------------------------------------------
Charles Driggs has 27 years in securities analysis in the Northwest. He joined SAFECO in 1984 as a utility and financial services expert and took the helm of SAFECO Northwest Fund in November 1992. Driggs holds a Bachelor of Science in Investments from Portland State University in Oregon.




                                   HIGHLIGHTS
                                     SAFECO
                                 NORTHWEST FUND
                             AS OF DECEMBER 31, 1996

NET ASSET CAPITALIZATION WEIGHTINGS
AS A PERCENT OF NET ASSETS AS OF DECEMBER 31, 1996
--------------------------------------------------------------------------------
                             [NORTHWEST PIE CHART]

(1)  Large: 34% ($4 Bil. and above.)
(2)  Medium: 15% ($1 Bil. - $4 Bil.)
(3)  Small: 47% (Less than $1 Bil.)
(4)  Cash and Other Assets: 4%



TOP FIVE INDUSTRIES
AS A PERCENT OF NET ASSETS AS OF DECEMBER 31, 1996
--------------------------------------------------------------------------------
                             [NORTHWEST BAR CHART]


Savings & Loans/Savings Banks:                         12%
Electrical Equipment & Electronics:                    11%
Banking:                                               11%
Retail:                                                 8%
Computer Software:                                      8%

================================================================================

                              SAFECO NORTHWEST FUND
                             AS OF DECEMBER 31, 1996


                                                            PERCENT OF
TOP TEN HOLDINGS                                            NET ASSETS
----------------------------------------------------------------------
Microsoft Corp. .........................                      6.9%
  (Personal Computer Software)
US Bancorp ..............................                      5.6%
  (Bank)
Boeing Co. ..............................                      5.4%
  (Aerospace)
Schnitzer Steel Industries, Inc. ........                      4.7%
  (Steel Manufacturing)
Washington Mutual Savings Bank ..........                      4.5%
  (Savings & Loan)
Price/Costco, Inc. ......................                      3.9%
  (Wholesale Membership Warehouse)
Sterling Financial Corp. ................                      3.4%
  (Savings & Loan Holding Co.)
Albertson's, Inc. .......................                      2.8%
  (Retail Grocer)
Intel Corp. .............................                      2.7%
  (Microcomputer Components
  Manufacturer)
NIKE, Inc. ..............................                      2.7%
  (Athletic & Leisure Footware & Apparel)


TOP FIVE PURCHASES
(Oct. to Dec.)                           COST (000'S)
-----------------------------------------------------
Intel Corp. .............                    $1,123
AMP, Inc. ...............                     1,037
Precision Castparts Corp.                       977
Starbucks Corp. .........                       931
Houston Industries, Inc.                        858

TOP FIVE SALES
(Oct. to Dec.)                               PROCEEDS (000'S)
-------------------------------------------------------------
*Rochester Gas & Electric Corp.                    $1,091
Lattice Semiconductor Corp. ...                       904
*Wholesome & Hearty Foods, Inc.                       885
Washington Mutual Savings Bank                        769
*BMC West Corp. ...............                       747

--------------------------------------------------------------------------------
*Security sold, no longer in portfolio.




                            PORTFOLIO OF INVESTMENTS
                              SAFECO Northwest Fund
                             As of December 31, 1996


SHARES OR
PRINCIPAL AMOUNT                                  VALUE(000'S)
--------------------------------------------------------------
COMMON STOCKS - 96.0%

AEROSPACE - 7.7%
   22,100  Boeing Co ...........................    $2,351
   21,000  Precision Castparts Corp. ...........     1,042

AIR TRANSPORT - 1.6%
   30,000  Airborne Freight Corp. ..............       701

APPAREL MANUFACTURING - 2.7%
   20,000  NIKE, Inc. ..........................     1,195

AUTOS - 2.0%
   54,000 - Monaco Coach Corp. ..................      878

BANKING - 10.9%
   26,620 - Cascade Bancorp .....................      559
   72,300  Northrim Bank .......................       678
   15,800  Security Bank Holding Co. ...........       134
   55,000  US Bancorp. .........................     2,472
   51,975  West Coast Bancorp, Inc. ............       942

BEVERAGES - 1.3%
   58,200 - Redhook Ale Brewery, Inc. ...........      560

BUILDING MATERIALS - 2.1%
   40,000  TJ International, Inc. ..............       930


CHEMICALS - 1.7%
  253,200 - Consep, Inc. ........................      760

COMMERCIAL SERVICES - 1.0%
   29,000 - Barrett Business
            Services, Inc. .....................       442

COMPUTER SOFTWARE - 8.0%
   28,300 - Analogy, Inc. .......................      127
   27,500 - Mentor Graphics Corp. ...............      268
   36,600 - Microsoft Corp. .....................    3,024
   10,000 - ThrustMaster, Inc. ..................       76

COMPUTER SYSTEMS - 0.9%
   21,000  Sequent Computer
            Systems, Inc. ......................       373

ELECTRIC UTILITY - 3.8%
   40,000  Houston Industries, Inc. ............       905
   12,000  LG&E Energy Corp. ...................       294
   12,000  Public Service Company of Colorado ..       467

                        SEE NOTES TO FINANCIAL STATEMENTS

================================================================================

                              SAFECO NORTHWEST FUND
                             As of December 31, 1996


SHARES OR
PRINCIPAL AMOUNT                                VALUE (000's)
--------------------------------------------------------------
ELECTRICAL EQUIPMENT & ELECTRONICS - 11.1%
    29,000  AMP, Inc. .....................       $ 1,113
    76,600 - Flir Systems, Inc. ............        1,053
     9,200  Intel Corp. ...................         1,205
    23,000 - Lattice Semiconductor Corp. ...        1,058
    77,000 - Pacific Aerospace &
            Electronics, Inc. .............           226
    21,700 - Praegitzer Industries, Inc. ...          222

HEALTH CARE - 2.5%
    29,200 - Assisted Living Concepts, Inc..          445
    49,000 - Emeritus Corp. ................          662

METALS - 5.5%
    23,100  Oregon Steel Mills, Inc. ......           387
    80,000  Schnitzer Steel
            Industries, Inc. ..............         2,050

PAPER & FOREST PRODUCTS - 2.0%
    48,500  Longview Fibre Co. ............           891

POLLUTION CONTROL - 0.3%
    88,000 - R-B Rubber Products, Inc. .....          148

RETAIL - GROCERS - 3.6%
    35,000  Albertson's, Inc. .............         1,247
    66,000 - Carr-Gottstein Foods Co. ......          248
     2,284 - Quality Food Centers, Inc. ....           77

RETAIL - 8.4%
    60,000 - Hollywood Entertainment
            Corp. .........................         1,110
    24,600  Nordstrom, Inc. ...............           872
    68,000 - Price/Costco, Inc. ............        1,709

RETAIL - SPECIALTY - 3.5%
   138,450 - Egghead, Inc. .................          727
    28,000 - Starbucks Corp. ...............          801

SAVINGS & LOANS / SAVINGS BANKS - 11.9%
    33,000  Interwest Savings Bank ........       $ 1,064
    24,000  Security Bancorp. .............           708
   106,000 - Sterling Financial Corp. ......        1,497
    45,200  Washington Mutual
            Savings Bank. .................         1,958

TRANSPORTATION - 2.3%
    37,200  Expeditors International of
            Washington, Inc. ..............           856
    14,000   Greenbrier Cos., Inc. ........           145

UTILITIES - GAS - 1.2%
    30,400  Cascade Natural Gas Corp. .....           517
                                                  -------
TOTAL COMMON STOCKS .......................        42,174
                                                  -------

WARRANTS - 0.1%

ELECTRICAL EQUIPMENT & ELECTRONICS - 0.1%
    77,000 - Pacific Aerospace &
            Electronics, Inc. .............            48
                                                  -------
TOTAL WARRANTS ............................            48
                                                  -------

TEMPORARY INVESTMENTS - 2.6%

INVESTMENT COMPANIES:
$1,129,106  Short-Term Investments Co.
            (Prime Portfolio) .............         1,129
                                                  -------
TOTAL TEMPORARY INVESTMENTS ...............         1,129
                                                  -------
TOTAL INVESTMENTS - 98.7% .................        43,351
Other Assets, less Liabilities ............           595
                                                  -------
NET ASSETS ................................       $43,946
                                                  =======


--------------------------------------------------------------------------------
(-)  Non-income producing security.


                        SEE NOTES TO FINANCIAL STATEMENTS

================================================================================

                          REPORT FROM THE FUND MANAGER
                        SAFECO INTERNATIONAL STOCK FUND
                                DECEMBER 31, 1996

     For the eleven months from inception on January 31 to December 31, the SAFECO International Stock Fund returned 14.23%. The Morgan Stanley EAFE index returned 5.90% for the same period.

     For the fourth quarter, the International Fund returned 9.27% while the EAFE Index returned 1.67% and the average international fund returned 3.85%, according to Lipper.

     The Fund's strong outperformance for the period came from solid gains in virtually all themes (strategic investment opportunities). Among the better performing themes were Telecommunications, Positive Banking Environment, Personal Savings Products, Healthcare, Restructuring Opportunities and Leisure Activities. The only disappointments were those directed at opportunities in the developing markets in the Pacific Basin.

     The limited hedging program, which remains in place, protected the Fund against the impact of the strengthening U.S. dollar throughout the period and our limited investments in Japan further contributed to the Fund outperforming the index.

     1996 as a whole was a year of strength in international equity markets with only two markets within the EAFE Index producing negative returns either in local currency or U.S. dollar terms--Japan and Singapore. However, given the large weighting of the Japanese market in the index--38% at year end--its sizable underperformance tolled heavily on the overall EAFE return for the year.

     In the U.K., strong returns in the second half of the year more than made up for a relatively poor first half. The continued strong earnings announcements, the improving domestic economy and the rise in U.S. stock values all helped to drive the market to an all-time high by year end. The local currency return was greatly enhanced by the particularly strong rise in Sterling against the U.S. dollar over the year--an exception to the general strengthening of the dollar against most other international currencies.

================================================================================

     In continental Europe, the four largest markets, Germany, France, Netherlands and Switzerland, all performed strongly with returns in excess of 20% in local currency terms. While conversion of these returns into U.S. dollar terms was impacted to different degrees by the strength of the dollar, the largest of the currency movements was for the Swiss franc which weakened by almost 15% over the year. Among the smaller European markets, Spain and Sweden also produced very strong returns while Italy, although still in positive territory, was among the poorest performing. These performances were achieved despite the general sluggishness of the respective economies and were attributable to particularly strong gains achieved by individual stocks and sectors.

     In the Far East, returns were mixed with Malaysia, Hong Kong, Indonesia and the Philippines well into positive territory. Singapore


                                                       (Continued on next page.)



                                   HIGHLIGHTS
                                     SAFECO
                                  INTERNATIONAL
                                   STOCK FUND
                            AS OF DECEMBER 31, 1996


                                        PERCENT OF
TOP FIVE INDUSTRIES                     NET ASSETS
--------------------------------------------------
Banking & Finance .....................    19%
Pharmaceuticals .......................    10%
Publishing ............................     6%
Holding Co. Diversified................     6%
Tobacco ...............................     6%



TOP FIVE COUNTRIES
AS A PERCENT OF NET ASSETS
AS OF DECEMBER 31, 1996
--------------------------------------------------

United Kingdom:                    31%
Netherlands:                       10%  [CHART]
Switzerland:                        9%
Australia:                          8%
Singapore:                          8%

================================================================================
                             HIGHLIGHTS(CONTINUED)
                              SAFECO INTERNATIONAL
                                   STOCK FUND
                            AS OF DECEMBER 31, 1996



                                                           PERCENT OF
TOP TEN HOLDINGS                                           NET ASSETS
---------------------------------------------------------------------
Novartis AG .............................                      4.0%
      (Pharmaceuticals)
National Australia Bank, Ltd. ...........                      3.0%
      (Banking & Finance)
B.A.T. Industries, plc ..................                      2.6%
      (Tobacco)
ABN Amro Holdings NV ....................                      2.3%
      (Banking & Finance)
Singapore Press Holdings, Ltd. ..........                      2.2%
      (Publishing)
Siebe, plc ..............................                      2.2%
      (Industrial & Electronic Equipment)
Zeneca Group, plc .......................                      2.2%
      (Pharmaceuticals)
Development Bank of Singapore, Ltd. .....                      2.1%
      (Banking & Finance)
Canon, Inc. .............................                      2.1%
      (Office Equipment)
Elsevier NV .............................                      2.1%
      (Publishing)


TOP FIVE PURCHASES
(Oct. To Dec.)                      COST (000'S)
------------------------------------------------
Glaxo Wellcome, plc ..............     $145
Ciba-Geigy AG ....................      117
Zeneca Group, plc ................       89
Granada Group, plc ...............       70
Royal PTT Nederland NV ...........       69

TOP FIVE SALES
(Oct. to Dec.)                                        PROCEEDS (000'S)
----------------------------------------------------------------------
*General Accident, plc ...............                    $133
Repsol SA ............................                      60
*Philips Electronics NV ..............                      49
*ENI SpA .............................                      46
*AssiDoman AB ........................                      41

--------------------------------------------------------------------------------
*Security sold, no longer in portfolio.


                                REPORT FROM THE
                                 INTERNATIONAL
                               STOCK FUND MANAGER
                                  (CONTINUED)


was modestly negative while Japan and Thailand were the major losers.

     The Japanese market continued to cause concern for both domestic and international investors and the poor local currency return was further exacerbated for U.S. investors by the sharp decline of the yen against the dollar.

     Thailand was beset by civil unrest in the second half of the year and a less than satisfactory outcome to the December election did little to restore confidence to the market.

     Hong Kong proved, once again, to be one of the better performers but concerns remain over a greatly overheated real estate sector and the nature of the business environment after the Chinese takeover on July 1, 1997.

     Indonesian political uncertainty earlier in the year subsided and the market recovered strongly in the latter stages. Modest performance in Australia was enhanced by the additional gains from the strengthening Australian dollar against its U.S. counterpart.

================================================================================

     The strength of the international equity markets in 1996 was achieved in a period of stable or falling interest rates, low inflation and strong earnings growth. Much of the same factors remain in place as we enter the new year.

     In continental Europe, much of the focus will be on the decisions and impact surrounding the European Monetary Unit (EMU), which is to be established in 1999. Tight fiscal constraints will be required of the countries gaining admission which may lead to an extended period of low growth, particularly in Germany. While the outlook for earnings growth in the U.K. remains positive, the upcoming general election and the possibility of an interest rate rise, triggered by a robust domestic economy, may influence the market.

     In the Pacific Rim, Japan continues to have problems, and while there is some evidence of a recovery, economic fundamentals and domestic investor confidence remain in tatters. Hong Kong is due to change to Chinese control on July 1 and the impact of this unique event will be watched eagerly. Many of the other economies continue to experience strong growth and the respective markets should reflect this. However, these markets will be susceptible to developments in other global markets.

     While returns in the coming year are unlikely to match those of the period just ended, we remain satisfied with the structure of the portfolio from a fundamental, value-oriented prospective. We will continue with a fully invested posture, with the major emphasis on holdings in the U.K., the core continental European markets and the Pacific Basin, sans Japan.




Bank of Ireland
Asset Management (U.S.) Limited
--------------------------------------------------------------------------------
The Bank of Ireland Asset Management (BIAM) investment committee is comprised of senior analysts and economists and headed by the company's chief financial officer. BIAM has managed international equities since 1966 and began managing U.S. funds in 1989.

================================================================================

                            PORTFOLIO OF INVESTMENTS
                         SAFECO INTERNATIONAL STOCK FUND
                            AS OF DECEMBER 31, 1996

SHARES OR
PRINCIPAL AMOUNT                                        VALUE (000'S)
---------------------------------------------------------------------
COMMON STOCKS - 94.4%

AUSTRALIA - 7.5%
         13,500   Broken Hill
                  Proprietary Co., Ltd. ...............    $ 192
                  (Metals & Mining)
         29,000   National Australia Bank, Ltd. .......      342
                  (Banking & Finance)
         35,100   News Corp., Ltd. ....................      186
                  (Television & Publishing)
         22,100   WMC, Ltd. ...........................      140
                  (Metals & Mining)

FINLAND - 0.7%
         3,750    Kymmene Oy Corp. ....................       78
                  (Paper & Forest Products)

FRANCE - 1.5%
            900    Elf Aquitaine ......................        81
                   (Oil & Gas)
          1,630    Michelin "B" .......................        87
                  (Tire & Rubber)

GERMANY - 5.4%
          4,800    Hoechst AG .........................       225
                   (Chemicals)
            507    Mannesmann AG ......................       218
                   (Machinery & Engineering)
          1,990    Siemens AG .........................        93
                   (Electrical Equipment & Electronics)
          1,465    VEBA AG ............................        84
                   (Utilities - Electric)

HONG KONG - 1.3%
          6,600    HSBC Holdings, plc .................       141
                   (Banking & Finance)

INDONESIA - 4.5%
         33,000   PT Gudang Garam .....................       142
                  (Tobacco)
         38,000   PT Hanjaya Mandala
                  Sampoerna ...........................       203
                  (Tobacco)
         12,000   PT Hero Supermarket .................         9
                  (Retail - Grocery)
         33,000   PT Indocement Tunggal
                  Perkasa (Building Materials) ........        50
         31,000   PT Mayora Indah .....................        14
                  (Food-Processing)
         56,500   PT Telekomunikasi Indonesia .........        97
                  (Telecommunications)

IRELAND - 1.6%
          8,680   Allied Irish Bank, plc ..............        57
                  (Banking & Finance)
         42,900   Smurfit (Jefferson) Group ...........       125
                  (Paper Products)

ITALY - 1.0%
         25,960   Stet-Societa Finanz Telefon .........       117
                  (Telecommunications)

JAPAN - 2.1%
         11,000   Canon, Inc. .........................       242
                  (Office Equipment)

MALAYSIA - 4.9%
         30,000   DCB Holdings Berhad .................       103
                  (Banking & Finance)
         16,000   Hume Industries Berhad ..............       101
                  (Building Materials)
         45,000   Sime Darby Berhad ...................       177
                  (Conglomerates)
         19,000   United Engineers, Ltd. ..............       171
                  (Construction)

MEXICO - 0.8%
         42,000   Grupo Financiero Series B ...........        88
                  (Banking & Finance)

NETHERLANDS - 10.3%
          4,137   ABN Amro Holdings NV ................       266
                  (Banking & Finance)
            840   DSM NV ..............................        82
                  (Chemicals)

                        SEE NOTES TO FINANCIAL STATEMENTS

================================================================================

                         SAFECO INTERNATIONAL STOCK FUND
                            AS OF DECEMBER 31, 1996

SHARES OR
PRINCIPAL AMOUNT                                        VALUE (000's)
---------------------------------------------------------------------
NETHERLANDS (CONTINUED)
         14,150   Elsevier NV .........................    $ 237
                  (Publishing)
          5,832   Internationale Nederlanden
                  Groep NV ............................      208
                  (Banking & Finance)
            920   Nutricia Vereenigde
                  Bedrijven NV ........................      138
                  (Food-Processing)
            655   Royal Dutch Petroleum Co. ...........      114
                  (Oil & Gas)
          3,560   Royal PTT Nederland NV ..............      134
                  (Commercial Services)

PHILIPPINES - 0.7%
         19,000   San Miguel Corp. (Class B) ..........       84
                  (Wine & Spirits, Food)

SINGAPORE - 7.5%
         23,000   City Developments, Ltd. .............      207
                  (Real Estate)
         18,000   Development Bank of
                  Singapore, Ltd. .....................      243
                  (Banking & Finance)
         14,800   Fraser & Neave, Ltd. ................      152
                  (Beverages)
         12,950   Singapore Press Holdings, Ltd. ......      255
                  (Publishing)

SPAIN - 2.0%
          1,510   Banco Santander SA ..................       96
                  (Banking & Finance)
          7,530   Iberdrola SA ........................      106
                  (Utilities - Electric)
            600   Repsol SA ...........................       23
                  (Oil & Gas)

SWEDEN - 0.9%
          2,000   Pharmacia & Upjohn, Inc. ............       81
                  (Pharmaceuticals)
          1,650   Stora Kopparbergs ...................       23
                  (Paper & Forest Products)

SWITZERLAND - 8.8%
            243   Alusuisse-Lonza Holding AG ..........      192
                  (Holding Co. - Diversified)
            404   Novartis AG .........................      459
                  (Pharmaceuticals)
             21   Roche Holding AG ....................      162
                  (Pharmaceuticals)
            182   Schweizerische Rueckversicherungs-
                  Gesellschaft ........................      193
                  (Insurance)

THAILAND - 2.0%
         15,000   Bangkok Bank Public Co., Ltd. .......      145
                  (Banking & Finance)
         14,000   Thai Farmers Bank
                  Public Co., Ltd. ....................       87
                  (Banking & Finance)

UNITED KINGDOM - 30.9%
         36,230   B.A.T. Industries, plc ..............      297
                  (Tobacco)
         26,400   BTR, plc 127
                  (Holding Co. - Diversified)
         12,150   Barclays, plc .......................      206
                  (Banking & Finance)
          9,850   Cable & Wireless, plc ...............       81
                  (Telecommunications)
         19,030   Cadbury Schweppes, plc ..............      159
                  (Beverages)
         10,500   Chubb Security, plc .................       58
                  (Electronic Security Systems)
          8,195   EMI Group, plc ......................      192
                  (Leisure)
         16,950   General Electric Co., plc ...........      110
                  (Electronics)
          8,650   Glaxo Wellcome, plc .................      139
                  (Pharmaceuticals)
         15,600   Granada Group, plc ..................      228
                  (Leisure)
         13,850   Grand Metropolitan, plc .............      108
                  (Wine & Spirits, Food)

                        SEE NOTES TO FINANCIAL STATEMENTS

================================================================================

                            PORTFOLIO OF INVESTMENTS
                         SAFECO INTERNATIONAL STOCK FUND
                            AS OF DECEMBER 31, 1996

SHARES OR
PRINCIPAL AMOUNT                                        VALUE (000's)
---------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)

         21,070   Ladbroke Group, plc ................   $    82
                  (Hotels & Property Management)
         27,240   Lloyds Bank, plc ...................       199
                  (Banking & Finance)
          8,470   Medeva, plc ........................        37
                  (Pharmaceuticals)
         12,250   Premier Farnell, plc ...............       156
                  (Electronics)
         18,020   Prudential Corp., plc ..............       150
                  (Insurance)
         18,210   Safeway, plc .......................       125
                  (Retail - Grocery)
         20,290   Scottish Power, plc ................       121
                  (Utilities - Electric)
         10,300   Shell Transport &
                  Trading Co., plc ...................       176
                  (Oil & Gas)
         13,850   Siebe, plc .........................       254
                  (Industrial & Electronic
                  Equipment)
         18,700   TI Group, plc ......................       184
                  (Manufacturing)
         21,910   Vodafone Group, plc ................        91
                  (Telecommunications)
          8,875   Zeneca Group, plc ..................       248
                  (Pharmaceuticals)
                                                         -------
TOTAL COMMON STOCKS                                      $10,778
                                                         =======

PREFERRED STOCKS - 0.2%

AUSTRALIA - 0.2%
           6000   News Corp., Ltd. ...................        27
                  (Television & Publishing)
                                                         -------

TOTAL PREFERRED STOCKS ...............................        27
                                                         -------

WARRANTS - 0.0%

THAILAND - 0.0%
          1,125   Thai Farmers Bank
                  Public Co., Ltd. ...................         1
                  (Banking & Finance)
                                                         -------

TOTAL WARRANTS .......................................  $      1
                                                         -------
TOTAL INVESTMENTS - 94.6% ............................    10,806


DOMESTIC
         Cash ........................................       446
         Foreign Cash ................................       127
         Other Assets, Less Liabilities ..............        44
                                                         -------

NET ASSETS ...........................................   $11,423
                                                         =======

--------------------------------------------------------------
INDUSTRY DIVERSIFICATION

                                                    PERCENT OF
                                                    NET ASSETS
--------------------------------------------------------------
Banking & Finance                                       19.1%
Pharmaceuticals                                          9.9
Publishing                                               6.2
Holding Company-Diversified                              5.8
Tobacco                                                  5.6
Telecommunications                                       4.6
Leisure Time                                             4.4
Petroleum & Petroleum Services                           4.2
Machinery-Diversified                                    4.1
Electrical Equipment & Electronics                       3.1
Food                                                     3.0
Insurance                                                3.0
Metals                                                   2.9
Beverages                                                2.7
Chemicals                                                2.7
Office Equipment & Supplies                              2.1
Manufacturing                                            2.1
Electric Utility                                         2.0
Paper & Forest Products                                  2.0
Real Estate                                              1.8
Building Materials                                       1.3
Retail-Grocers                                           1.2
Tire & Rubber                                            0.8
                                                        ----
                                                        94.6%
                                                        ====

                        SEE NOTES TO FINANCIAL STATEMENTS

===============================================================================
                          REPORT FROM THE FUND MANAGERS
                              SAFECO BALANCED FUND
                                DECEMBER 31, 1996


[PHOTO REX BENTLEY]
[PHOTO MICHAEL C. KNEBEL]


     Since the Balanced Fund's inception, January 31, 1996 through December 31, 1996, it has returned 11.40%. This is slightly lower than 12.07%, the return on a 60/40 mix of the S&P 500 and the Lehman Brothers Government Corporate Bond Index.

     Within the asset classes, our stocks performed better than the market as measured by the S&P stock index while our bonds returned somewhat less than the Lehman Government Corporate Bond Index.

     At year end, our asset allocation was 56% stocks and 41% bonds. We remain fully invested, with cash at just 3.7% of net assets. Although in hindsight, a higher equity allocation would have been better in 1996, with the stock market setting new all time highs and bonds having a difficult year, we are comfortable with our asset mix at this time. Of course, we have the flexibility to increase the equity exposure to a maximum of 70%, anytime we feel it's appropriate.

     In the first half of 1996, economic activity grew faster than expected which led to higher interest rates driven by concerns about inflation and a potential tightening by the Federal Reserve Board. By the end of the year, as evidence mounted that the economy was slowing, inflation concerns abated and interest rates declined. Still, interest rates ended the year higher than they began. Although bonds declined in price, coupon payments more than offset the lower prices giving bonds a positive return for the year.

     Throughout the year, the stock market performed exceptionally well. The fourth quarter was the year's strongest with the S&P 500 rising 8.33%. This

                                                       (Continued on next page.

================================================================================
                                   HIGHLIGHTS
                                     SAFECO
                                  BALANCED FUND
                             AS OF DECEMBER 31, 1996


NET ASSET CAPITALIZATION WEIGHTINGS
AS A PERCENT OF NET ASSETS AS OF DECEMBER 31, 1996
--------------------------------------------------------------------------------
                           [BALANCED FUND PIE CHART]

(1)  Large: 47% ($4 Bil. and above)
(2)  Medium: 7% ($1 Bil. - $4 Bil.)
(3)  Small: 2% (Less than $1 Bil.)
(4)  Corporate Bonds: 12%
(5)  U.S. Government Securities: 29%
(6)  Cash and Other Assets: 3%



TOP FIVE INDUSTRIES
(Common Stock)
AS A PERCENT OF NET ASSETS AS OF DECEMBER 31, 1996
--------------------------------------------------------------------------------
                           [BALANCED FUND BAR CHART]
Drugs & Hospital Supplies:                             5%
Electrical Equipment & Electronics:                    5%
Petroleum & Petroleum Services:                        3%
Banking & Finance:                                     3%
Electric Utility:                                      3%


                                REPORT FROM THE
                                 BALANCED FUND
                              MANAGERS(CONTINUED)

brought the total return for the S&P for all 1996 to 22.94%, and 18.90% for the eleven months since the inception of the SAFECO Balanced Fund.

      The best performing stocks had three characteristics in common. First, bigger was definitely better. Large capitalization stocks outperformed small companies. Second, companies with the best earnings gains for 1996 also had the best share price appreciation. Third, the most profitable companies as measured by return on equity were among the strongest performers.

      Our equity strategy focuses on finding undervalued securities within the large capitalization universe of stocks. At year end, the stocks in the portfolio had a price earnings ratio of 15 times the 1997 expected earnings compared to the S&P price earnings ratio of 17.2 times. The dividend yield on the stock portion of the portfolio was 2.5% compared to the market yield of 2.1%.

      At this time consensus estimates call for the stocks we

================================================================================
own to produce better earnings growth than the broad market, 11% versus 7%. We share that belief: We think our stocks have better potential than the market, and they sell at lower valuations.

     Within the equity portion of the portfolio, we recently reduced the weighting in the financial services sector. We had over-weighted here, but cut back as these stocks have done very well. Over the past two years, they have risen on average 44.5% per year while the S&P 500 advanced 30.2% per year. We remain overweighted in capital goods and conglomerates where we find attractive valuations.

     We bought ALBERTSON'S, BELL ATLANTIC, ELECTRONIC DATA SYSTEMS and RAYTHEON after fairly sharp price declines. Stocks sold include AMERICA GENERAL CORP., MBNA CORP. and JP MORGAN, all of which had appreciated substantially.

      In the fixed income portion of the portfolio, we continue to emphasize high-quality, intermediate bonds. Roughly two-thirds of

                                                       (Continued on next page.)


                             HIGHLIGHTS(CONTINUED)
                              SAFECO BALANCED FUND
                            AS OF DECEMBER 31, 1996



                                                       PERCENT  OF
TOP TEN STOCK HOLDINGS                                  NET ASSETS
------------------------------------------------------------------
SmithKline Beecham, plc (ADR) .......                      1.8%
  (Pharmaceuticals)
Mobil Corp. .........................                      1.7%
  (Oil/Gas Exploration & Production)
NationsBank Corp. ...................                      1.6%
  (Bank)
Albertson's, Inc. ...................                      1.6%
  (Retail Grocer)
ITT Hartford Group, Inc. ............                      1.6%
  (Insurance Company)
AMP, Inc. ...........................                      1.6%
  (Electrical Equipment Manufacturer)
American Home Products Corp. ........                      1.5%
  (Pharmaceuticals)
General Electric Co. ................                      1.5%
  (Manufacturing & Communication)
Atlantic Richfield Co. ..............                      1.4%
  (Oil Company)
Bell Atlantic Corp. .................                      1.3%
  (Telephone Company)


TOP FIVE PURCHASES
(Common Stock)
(Oct. to Dec.)                                        COST (000'S)
-----------------------------------------------------------------
Albertson's, Inc. ......................                    $134
Electronic Data Systems Corp. ..........                      95
Advanta Corp. ..........................                      70
International Flavors & Fragrances,
  Inc. .................................                      70
Raytheon Co. ...........................                      65


TOP FIVE SALES
(Common Stock)
(Oct. to Dec)                                  PROCEEDS (000'S)
---------------------------------------------------------------
*MBNA Corp. ...........................                    $106
*American General Corp. ...............                      71
*American Stores Co. ..................                      68
*J.P. Morgan & Co. ....................                      56
*AlliedSignal, Inc. ...................                      52

--------------------------------------------------------------------------------
*Security sold, no longer in portfolio

                                 REPORT FROM THE
                                 BALANCED FUND
                              MANAGERS(CONTINUED)

the bonds are U.S. Treasury obligations, with government agency and corporate debt making up the rest. As rates declined in the fourth quarter of the year, we increased the duration (sensitivity to interest rate changes) of the bond portion of the portfolio from just under 2.1 to around 3.9. This compares to an index duration of approximately 5.1.

     Looking ahead to 1997, we expect current economic trends to continue with Gross Domestic product (GDP) growing at 2.25%-2.50% and inflation increasing a moderate 3%. This scenario should be attractive for financial assets as economic growth will be fast enough to create jobs and enable companies to increase earnings, but not so fast as to escalate inflation. There is some concern that the weak economies of Europe and Japan could dampen the U.S. Economic growth. Although we are optimistic about the outlook for stocks and bonds, we do not anticipate that 1997 equity returns by the S&P 500 will match the 37.50% in 1995 or the 22.94% in 1996.

                                                  /s/ Rex L. Bentley
                                                  Rex L. Bentley, Stocks


                                                  /s/ Michael C. Knebel
                                                  Michael C. Knebel, Bonds

--------------------------------------------------------------------------------
Rex Bentley, an MBA from Brigham Young University and Chartered Financial Analyst, has more than 20 years of investment experience.

Michael Knebel oversees SAFECO Corporation's entire taxable bond operation. He has 13 years investment experience, an MBA from the University of Minnesota and is a Chartered Financial Analyst.

================================================================================
                            PORTFOLIO OF INVESTMENTS
                              SAFECO BALANCED FUND
                             AS OF DECEMBER 31, 1996

SHARES OR
PRINCIPAL AMOUNT                                 VALUE (000's)
--------------------------------------------------------------
COMMON STOCKS - 55.8%

AIR TRANSPORT - 0.6%
    2,200   Airborne Freight Corp. .......        $ 51

AUTOS & AUTO PARTS - 1.0%
    2,600   Echlin, Inc. .................          82

BANKING & FINANCE - 2.9%
    1,200   Chase Manhattan Corp. ........         107
    1,400   NationsBank Corp. ............         137

BEVERAGES - 1.3%
    3,700   PepsiCo, Inc. ................         108

BEVERAGES - ALCOHOLIC - 0.8%
    1,800   Anheuser-Busch
            Companies, Inc. ..............          72

BUILDING MATERIALS - 1.1%
    1,300   Armstrong World
            Industries, Inc. .............          90

CHEMICALS - 1.9%
      800   DuPont (E.I.) De Nemours
            & Co. ........................          75
    2,300   Nalco Chemical Co. ...........          83

COMPUTER SOFTWARE - 1.0%
    2,000   Electronic Data Systems Corp..          87

COMPUTER SYSTEMS - 2.1%
    2,000   Hewlett-Packard Co. ..........         101
    2,000-  Seagate Technology, Inc. .....          79

COSMETICS - 1.8%
    1,400   Avon Products, Inc. ..........          80
    1,600   International Flavors &
            Fragrances, Inc. .............          72

DRUGS & HOSPITAL SUPPLIES - 5.3%
    2,200   American Home
            Products Corp. ...............         129
      700   Bristol-Myers Squibb Co. .....          76
    1,500   Schering-Plough Corp. ........          97
    2,200   SmithKline
            Beecham, plc (ADR) ...........         150

ELECTRIC UTILITY - 2.5%
    4,700   Houston Industries, Inc. .....         106
    2,600   NIPSO Industries, Inc. .......         103

ELECTRICAL EQUIPMENT & ELECTRONICS - 4.8%
    3,500   AMP, Inc .....................         134
    1,300   General Electric Co. .........         129
    1,200   Motorola, Inc. ...............          74
    1,400   Raytheon Co. .................          67

FINANCIAL SERVICES - 1.6%
    1,800   Advanta Corp. ................          74
    1,700   Federal National
            Mortgage Association..........          63

FOOD - 1.0%
    1,100   CPC International, Inc. ......          85

FOOD & TOBACCO - 2.2%
    1,800   ConAgra, Inc . ...............          89
      900   Philip Morris Cos., Inc. .....         101

HOUSEHOLD PRODUCTS - 2.2%
    1,000   Colgate-Palmolive Co. ........          92
    1,000   Kimberly-Clark Corp. .........          95

INDUSTRIAL PRODUCTS & SUPPLIES - 1.2%
    2,200   Corning, Inc. ................         102

INSURANCE - 1.6%
    2,000   ITT Hartford Group, Inc. .....         135

MACHINERY DIVERSIFIED - 0.9%
    1,800   Briggs & Stratton Corp. ......          79

MANUFACTURING - 1.6%
    2,400   Crane Co. ....................          70
    1,000   Harsco Corp. .................          69

METALS - 0.5%
      700   Aluminum Co. of America ......          45

OIL & GAS - 1.6%
    1,000   Amoco Corp. ..................          81
      102   El Paso Natural Gas Co. ......           5
    1,100   Tenneco, In. .................          50

PETROLEUM & PETROLEUM SERVICES - 3.1%
      900   Atlantic Richfield Co. .......         119
    1,200   Mobil Corp. ..................         147

PHARMACEUTICALS - 1.0%
    1,500   Abbott Laboratories ..........          76

POLLUTION CONTROL - 1.1%
    3,500   Browning-Ferris
            Industries, Inc ..............          92

                        SEE NOTES TO FINANCIAL STATEMENTS

================================================================================
                            PORTFOLIO OF INVESTMENTS
                              SAFECO BALANCED FUND
                             AS OF DECEMBER 31, 1996

SHARES OR
PRINCIPAL AMOUNT                                 VALUE (000's)
--------------------------------------------------------------
RETAIL - 2.2%
    2,100   J.C. Penney Co., Inc..............     $  102
    1,900   May Department Stores Co..........         89

RETAIL - GROCERS - 1.6%
    3,800   Albertson's, Inc..................        135

TELECOMMUNICATIONS - 1.3%
    2,500   AT&T Corp.........................        109

TEXTILES - 0.7%
    1,300   Springs Industries, Inc.
            (Class A).........................         56

TRANSPORTATION - 0.9%
    1,300   Union Pacific Corp................         78

UTILITIES - TELEPHONE - 2.4%
    1,700   Bell Atlantic Corp................        110
    2,100   GTE Corp..........................         96
                                                   ------
TOTAL COMMON STOCKS ..........................      4,733
                                                   ------
CORPORATE BONDS - 12.0%

AUTOS - 1.2%
 $100,000   General Motors
            Acceptance Corp.
            6.625%, due 10/01/02..... ........         99

BANKING & FINANCE - 3.6%
  100,000   Associates Corp. of
            North America
            6.625%, due 5/15/01...............        100
  100,000   BankAmerica Corp.
            9.50%, due 4/01/01................        111
  100,000   Norwest Corp. (MTN)
            6.25%, due 3/15/01................         99

ELECTRIC UTILITY - 1.1%
  100,000   Southern California Edison Co.
            5.875%, due 1/15/01...............         97

ENTERTAINMENT - 1.2%
 $100,000   Walt Disney Co.
            6.375%, due 3/30/01...............     $  100

FINANCE - AUTO - 1.2%
  100,000   Ford Motor Credit Note
            6.25%, due 8/11/00................         99

FINANCE - CONSUMER - 1.3%
  100,000   Household Financial Corp.
            9.00%, due 9/28/01................        109

FINANCE - MISC - 2.4%
  100,000   Associates Corp. of North America
            7.02%, due 5/15/01................        102
  100,000   International Lease Finance Corp.
            6.20%, due 5/01/00................         99
                                                   ------
TOTAL CORPORATE BONDS ........................      1,015
                                                   ------
U.S. GOVERNMENT SECURITIES - 29.1%

U.S TREASURY NOTES - 28.8%
  290,000   7.50%, due 2/15/05................        310
  245,000   7.25%, due 8/15/04................        258
1,565,000   6.375%, due 9/30/01...............      1,574
  300,000   6.00%, due 10/15/99...............        300

U.S TREASURY PRINCIPAL STRIPS - 0.3%
   50,000   0.00%, due 8/15/05................         29
                                                   ------
TOTAL U.S. GOVERNMENT SECURITIES .............      2,471
                                                   ------

TEMPORARY INVESTMENTS - 3.7%

INVESTMENT COMPANIES:
  313,399   Short-Term Investments Co.
            (Prime Portfolio).................        313
                                                   ------
TOTAL TEMPORARY INVESTMENTS ..................        313
                                                   ------

TOTAL INVESTMENTS - 100.6% ...................      8,532
Liabilities, less Other Assets................        (45)
                                                   ------

NET ASSETS  ..................................     $8,487
                                                   ======

--------------------------------------------------------------------------------

(-) Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          REPORT FROM THE FUND MANAGER
                         SAFECO SMALL COMPANY STOCK FUND
                                DECEMBER 31, 1996


[PHOTO GREG EISEN]

     For the eleven months from its inception, January 31, 1996, to December 31, 1996, the SAFECO Small Company Stock Fund returned 25.01%, significantly outperforming the Russell 2000 Index, which earned 16.62% for the same period and the S&P 500, which returned 18.90%. For the quarter ended December 31, 1996, the Fund earned a 2.61% return, while the small company peer group returned 2.48% according to Lipper Analytical Services.

     The Fund's performance was enhanced by large gains in some significantly weighted stocks in the portfolio. Financial services, small banks, commercial services, technology and gaming issues contributed to the Fund's performance. And, it is a remarkable success as large, not small, companies were the clear winners in 1996. Witness the disparate returns of the Russell 2000 (a measure of small companies) and the S&P 500.

     Some of our latest purchases include: AIRBORNE FREIGHT CORP, CUSTOM CHROME, SODAK GAMING, STAGE STORES, and ZURN INDUSTRIES.

     Airborne is a well known name, providing express delivery of small packages for primarily business customers. We purchased this stock when it traded down to a low valuation.

     Custom Chrome makes parts for the Harley Davidson line of motorcycles. Harley has undergone a surge in popularity among riders willing to pay premium prices for the ride of their dreams.

     Sodak Gaming supplies slot machine equipment to tribal casinos all over the USA, and is expanding distribution into Brazil. I sold this stock earlier this year, but repurchased when the price fell significantly, as business prospects still look good.

     Stage Stores is a retailer selling department store quality merchandise in small towns in the center of the country where there is less direct competition and lower costs of operations.

     Zurn Industries is a leading plumbing products company.

                                                       (Continued on next page.)

================================================================================

                                   HIGHLIGHTS
                                     SAFECO
                            SMALL COMPANY STOCK FUND
                             AS OF DECEMBER 31, 1996

NET ASSET CAPITALIZATION WEIGHTINGS
AS A PERCENT OF NET ASSETS AS OF DECEMBER 31, 1996
--------------------------------------------------------------------------------
                              [SMALL COMPANY PIE]

(1)  Large-Cap: 0% (over $4 billion)
(2)  Mid-Cap: 0% ($1 billion - $4 billion)
(3)  Small-Cap: 95% (under $1 billion)
     (a)   Large: 2% (over 750 million)
     (b)   Medium: 36% ($250 - $750 million)
     (c)   Small: 57% (under $250 million)
(4)  Cash & Other Assets: 5%



TOP FIVE INDUSTRIES
AS A PERCENT OF NET ASSETS AS OF DECEMBER 31, 1996
--------------------------------------------------------------------------------

                              [SMALL COMPANY BAR]

Financial Services:                     13%
Banks:                                  10%
Building Materials:                      7%
Commercial Services:                     7%
Manufacturing:                           6%


                                 REPORT FROM THE
                            SMALL COMPANY STOCK FUND
                              MANAGER (CONTINUED)



      We sold SAN JOSE NATIONAL BANK when it achieved our price target and added two new banks to our portfolio. COLUMBIA BANKING SYSTEM is a community bank based in Tacoma, Washington which is run by some experienced managers who have come from other, larger banking companies. FIRST UNITED BANCORP is a community bank based in Palm Beach County, Florida that is consolidating smaller community banks and building a multi-county franchise in Palm Beach and the counties to the north.

      As I stated earlier, large capitalization stocks outperformed small cap stocks, making 1996 the third consecutive year of underperformance by the small capitalization category. Going into 1997, I think small capitalization stocks are attractively priced compared to large capitalization issues. Earnings growth is expected to slow in the large cap universe, and this could highlight the superior earnings growth rates of small cap stocks.

================================================================================

      The Fund will remain essentially fully invested across the broad range of market sectors, in stocks that present the opportunity to provide better than average returns.


                                       /s/ Greg Eisen
                                       Greg Eisen,
                                       Small Company Stock
                                       Fund Manager

-------------------------------------------------------------------------------
Greg Eisen joined SAFECO in 1986. He holds a BA from Rutgers University and is a certified public accountant and a Chartered Financial Analyst.

                             HIGHLIGHTS (Continued)
                                  SAFECO SMALL
                               COMPANY STOCK FUND
                             As of December 31, 1996


                             PERCENT
TOP TEN HOLDINGS          NET ASSETS
-------------------------------------------------------------------------------
Lancer Corp.................... 4.0%
  (Beverage Equipment
   Manufacturer)
Penederm, Inc.................. 3.7%
  (Drug Delivery System)
American List Corp............. 3.3%
  (Commercial Services)
Lifetime Hoan Corp............. 3.3%
  (Household Products)
York Group, Inc................ 3.2%
  (Casket Manufacturer)
Cole National Corp. (Class A).. 3.0%
  (Specialty Retailer)
Tracor, Inc.................... 3.0%
  (Aerospace Electronics)
Vallen Corp.................... 2.8%
  (Safety Products)
Jayhawk Acceptance Corp........ 2.8%
  (Financial Services)
Stage Stores, Inc...............2.7%
  (Retail Store)

TOP FIVE PURCHASES
(Oct. to Dec.)           COST (000'S)
--------------------------------------------------------------------------------
Stage Stores, Inc.............. $376
Zurn Industries, Inc...........  325
1st United Bancorp.............  283
American Buildings Co..........  263
Columbia Banking System, Inc...  248

TOP FIVE SALES
(Oct. to Dec.)      PROCEEDS (000'S)
--------------------------------------------------------------------------------
*Cotelligent Group, Inc........ $325
*Monro Muffler Brake, Inc......  238
*Genesee & Wyoming, Inc........  204
*Inference Corp................  174
*Stimsonite Corp...............  156

*Security sold, no longer in portfolio.

================================================================================

                            PORTFOLIO OF INVESTMENTS
                         SAFECO SMALL COMPANY STOCK FUND
                             As of December 31, 1996

SHARES OR
PRINCIPAL AMOUNT                                  VALUE (000's)
-----------------------------------------------------------------
COMMON STOCKS - 95.3%
AIR TRANSPORT - 3.2%
    9,000   Airborne Freight Corp. ...................     $210
    7,000   Air Express
            International Corp. ......................      226

BANKS - DOMESTIC - 10.2%
   25,000   1st United Bancorp .......................      325
   16,000-  Columbia Banking
            System, Inc. .............................      260
   20,000-  Hanmi Bank
            (Los Angeles, CA) ........................      240
   10,500-  Imperial Bancorp .........................      252
   20,000   UnionBancorp, Inc. .......................      290

BUILDING MATERIALS - 7.4%
   12,000-  American Buildings Co. ...................      286
   10,800-  Fibreboard Corp. .........................      365
   13,000   Zurn Industries, Inc. ....................      340

COMMERCIAL SERVICES - 6.5%
   14,400   American List Corp. ......................      437
   22,000   York Group, Inc. .........................      429

COMPUTER SOFTWARE - 2.1%
   10,000-  SPSS, Inc. ...............................      279

COMPUTER SYSTEMS - 5.8%
    8,500-  MICROS Systems, Inc. .....................      261
   35,000-  Optimal Robotics Corp. ...................      166
   45,500-  PC Service Source, Inc. ..................      353

DRUGS & HOSPITAL SUPPLIES - 3.7%
   40,000-  Penederm, Inc. ...........................      495

ELECTRONICS - 3.0%
   19,100-  Tracor, Inc. .............................      406

ENTERTAINMENT - 1.5%
   50,000-  Q-Zar, Inc. ..............................      206

FINANCIAL - 12.6%
   37,500-  First Enterprise
            Financial Group, Inc. ....................      352
    8,600   First Financial Caribbean Corp. ..........      239
   32,900-  Jayhawk Acceptance Corp. .................      370
   24,675   Litchfield Financial Corp. ...............      364
    7,000-  Ocwen Financial Corp. ....................      187
   14,500-  Rockford Industries, Inc. ................      181

FOOD - 4.5%
   11,600-  JP Foodservice, Inc. .....................      323
   20,000   Tasty Baking Co. .........................      275

                        SEE NOTES TO FINANCIAL STATEMENTS

================================================================================

                            PORTFOLIO OF INVESTMENTS
                         SAFECO SMALL COMPANY STOCK FUND
                             As of December 31, 1996

SHARES OR
PRINCIPAL AMOUNT                                     VALUE (000's)
-------------------------------------------------------------------
HOTELS - MOTELS - 0.2%
    2,500-  U.S. Franchise Systems, Inc.
            (Class A) ................................     $    25

HOUSEHOLD PRODUCTS - 5.2%
   14,500-  Guest Supply, Inc. .......................         256
   37,100-  Lifetime Hoan Corp. ......................         436

LEISURE TIME - 3.8%
    14,000- Custom Chrome, Inc. ......................         282
    15,000- Sodak Gaming, Inc. .......................         231

MANUFACTURING - 6.1%
   14,200-  ABC Rail Products Corp. ..................         282
   26,000-  Lancer Corp. .............................         530

METALS - 0.4%
   30,000-  Republic Engineered Steels, Inc. .........          56

MISCELLANEOUS - 2.8%
   22,500-  Vallen Corp. .............................         374

OIL SERVICES - 1.8%
    5,000-  Trico Marine Services, Inc. ..............         240

PETROLEUM & PETROLEUM SERVICES - 4.8%
   30,000-  Harcor Energy, Inc. ......................         146
    8,000-  Seitel, Inc. .............................         320
    6,000-  Swift Energy Co. .........................         179

RETAIL - DEPARTMENT STORES - 2.7%
   20,000-  Stage Stores, Inc. .......................         365

RETAIL - SPECIALTY - 3.0%
   15,500-  Cole National Corp. (Class A) ............         407

TRANSPORTATION - 2.4%
    6,600   GATX Corp. ...............................         320

UTILITIES - GAS - 1.6%
    9,000   Northwest Natural Gas Co. ................         216
                                                           -------

TOTAL COMMON STOCKS ..................................      12,782
                                                           -------

TEMPORARY INVESTMENTS - 5.9%
INVESTMENT COMPANIES:
 $673,838   Short-Term Investments Co.
            (Prime Portfolio) ........................         674
  117,006   Short-Term Investments Co.
            (Treasury Portfolio) .....................         117
                                                           -------

TOTAL TEMPORARY INVESTMENTS ..........................         791
                                                           -------

TOTAL INVESTMENTS - 101.2% ...........................      13,573
Liabilities, less Other Assets .......................        (166)
                                                           -------

NET ASSETS ...........................................     $13,407
                                                           =======

- Non-income producing security.

                        SEE NOTES TO FINANCIAL STATEMENTS

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                             As of December 31, 1996


                                                         SAFECO         SAFECO         SAFECO
                                                         GROWTH         EQUITY         INCOME
(In Thousands, Except Per-Share Amounts)                   FUND           FUND           FUND
                                                       --------       --------       --------
ASSETS
   Investments at Cost                                 $155,983       $707,316       $226,221
                                                       ========       ========       ========
   Investments at Value
      Unaffiliated Issuers                              147,296        859,893        290,383
      Affiliated Issuers                                 47,847             --             --
                                                       --------       --------       --------
        Total Investments at Value                      195,143        859,893        290,383

   Cash                                                      --              5             --
   Receivables
      Investment Securities Sold                             --          4,857             --
      Trust Shares Sold                                   1,246          4,115            647
      Dividends and Interest                                164          1,317          1,031
      Forward Currency Contracts Closed                      --             --             --
   Forward Currency Contracts Open, Net                      --             --             --
   Deferred Organization Expense                             --             --             --
                                                       --------       --------       --------
        Total Assets                                    196,553        870,187        292,061

LIABILITIES
   Payables
      Investment Securities Purchased                        --         13,395            509
      Dividends                                             126          1,906            930
      Investment Advisory Fees                              116            410            169
      Trust Shares Redeemed                                 187          1,038            113
      Notes Payable                                          --            170             --
      Organization Expense                                   --             --             --
      Other                                                  61            188             67
                                                       --------       --------       --------
        Total Liabilities                                   490         17,107          1,788
                                                       --------       --------       --------

NET ASSETS                                             $196,063       $853,080       $290,273
                                                       ========       ========       ========

   NO-LOAD CLASS:
    Net Assets                                         $195,760       $849,831       $289,968
    Trust Shares Outstanding                             11,534         51,183         13,726
                                                       --------       --------       --------
    Net Asset Value, Offering Price, and
     Redemption Price Per Share                        $  16.97       $  16.60       $  21.13
                                                       ========       ========       ========

   CLASS A:
    Net Assets                                         $    187       $  2,894       $    193
    Trust Shares Outstanding                                 11            174              9
                                                       --------       --------       --------
    Net Asset Value and
     Redemption Price Per Share                        $  16.97       $  16.62       $  21.15
                                                       ========       ========       ========
    Maximum Offering Price Per Share
     (Net Asset Value Plus Sales Charge of 4.5%)       $  17.77       $  17.40       $  22.15
                                                       ========       ========       ========

   CLASS B:
    Net Assets                                         $    116       $    355       $    112
    Trust Shares Outstanding                                  7             22              5
                                                       --------       --------       --------
    Net Asset Value and
        Offering Price Per Share*                      $  16.94       $  16.60       $  21.12
                                                       ========       ========       ========

*Redemption price per share is the net asset value less any applicable contingent deferred sales charge.

                        SEE NOTES TO FINANCIAL STATEMENTS

================================================================================

                     SAFECO           SAFECO      SAFECO         SAFECO
                  NORTHWEST    INTERNATIONAL    BALANCED  SMALL COMPANY
                      FUND        STOCK FUND        FUND     STOCK FUND
-----------------------------------------------------------------------
                     $31,242       $ 9,641       $ 8,031       $12,050
                     =======       =======       =======       =======

                      43,351        10,806         8,532        13,573
                          --            --            --            --
                     -------       -------       -------       -------
                      43,351        10,806         8,532        13,573

                          --           573            --            --

                         609            --            --            --
                          21            51             7           121
                          43            26            72             5
                          --            53            --            --
                          --             2            --            --
                          --            16            16            16
                     -------       -------       -------       -------
                      44,024        11,527         8,627        13,715

                          --             9            --            --
                          --            34           115            --
                          28            11             6            10
                          24            19            --           276
                          --            --            --            --
                          --            16            16            16
                          26            15             3             6
                     -------       -------       -------       -------
                          78           104           140           308
                     -------       -------       -------       -------
                     $43,946       $11,423       $ 8,487       $13,407
                     =======       =======       =======       =======


                     $43,345       $11,157       $ 8,262       $13,169
                       3,081           988           772         1,115
                     -------       -------       -------       -------

                     $ 14.07       $ 11.29       $ 10.70       $ 11.81
                     =======       =======       =======       =======


                     $   369       $   154       $   110       $   135
                          26            14            10            11
                     -------       -------       -------       -------

                     $ 14.06       $ 11.29       $ 10.69       $ 11.81
                     =======       =======       =======       =======

                     $ 14.72       $ 11.82       $ 11.19       $ 12.37
                     =======       =======       =======       =======


                     $   232       $   112       $   115       $   103
                          17            10            11             9
                     -------       -------       -------       -------
                     $ 14.03       $ 11.28       $ 10.70       $ 11.79
                     =======       =======       =======       =======

                        SEE NOTES TO FINANCIAL STATEMENTS

================================================================================
                            STATEMENTS OF OPERATIONS
               For the Three-Month Period Ended December 31, 1996


                                                     SAFECO          SAFECO         SAFECO
                                                     GROWTH          EQUITY         INCOME
(In Thousands)                                         FUND            FUND           FUND
------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld
      of $3 in the International Fund)             $    204        $  3,921       $  2,155
   Interest                                              20             674            501
                                                   --------        --------       --------
      Total Investment Income                           224           4,595          2,656
EXPENSES
   Investment Advisory Fees                             327           1,131            469
   Transfer Agent Fees                                   99             378            123
   Shareholder Service Fees (Note 1)                     --               1             --
   Distribution Fees - Class B (Note 1)                  --               1             --
   Legal and Auditing Fees                               15              25             17
   Custodian Fees                                         6               6              3
   Reports to Shareholders                                8              35             10
   Trustees' Fees                                         1               6              2
   Loan Interest                                          4              --             --
   Amortization of Organization Expenses                 --              --             --
                                                   --------        --------       --------
      Total Expenses Before Reimbursement               460           1,583            624

   Expense Reimbursement                                 --              --             --
                                                   --------        --------       --------
      Total Expenses After Reimbursement                460           1,583            624
                                                   --------        --------       --------
NET INVESTMENT INCOME (LOSS)                           (236)          3,012          2,032

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCY (NOTE 2)
   Net Realized Gain (Loss) from:
      Investments in Unaffiliated Issuers             2,653          28,862          7,031
      Investments in Affiliated Issuers                 237              --             --
      Foreign Currency Transactions                      --              --             --
                                                   --------        --------       --------
        Total Net Realized Gain (Loss)                2,890          28,862          7,031
   Net Change in Unrealized Appreciation
      (Depreciation) on:
       Investments                                   17,540          33,741         14,121
       Foreign Currency Related Transactions             --              --             --
                                                   --------        --------       --------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY         20,430          62,603         21,152
                                                   --------        --------       --------

NET CHANGE IN NET ASSETS
   RESULTING FROM OPERATIONS                       $ 20,194        $ 65,615       $ 23,184
                                                   ========        ========       ========

                        SEE NOTES TO FINANCIAL STATEMENTS

================================================================================
                      SAFECO          SAFECO         SAFECO         SAFECO
                   NORTHWEST   INTERNATIONAL       BALANCED  SMALL COMPANY
                        FUND      STOCK FUND           FUND     STOCK FUND
--------------------------------------------------------------------------------
                     $    88        $    24        $    30        $    21
                          12              6             61              8
                     -------        -------        -------        -------

                         100             30             91             29

                          80             28             15             27
                          32              2              2              8
                          --             --             --             --
                          --             --             --             --
                          12             11              9              9
                           3             --              3              3
                           3              1              1              1
                           1             --             --             --
                           3             --             --             --
                          --              1              1              1
                     -------        -------        -------        -------
                         134             43             31             49

                          --             (8)            (6)            (6)
                     -------        -------        -------        -------
                         134             35             25             43
                     -------        -------        -------        -------
                         (34)            (5)            66            (14)

                      (2,374)            19             99           (278)
                          --             --             --             --
                          --             68             --             --
                     -------        -------        -------        -------
                      (2,374)            87             99           (278)


                       3,280            855            243            643
                          --             (2)            --             --
                     -------        -------        -------        -------

                         906            940            342            365
                     -------        -------        -------        -------


                     $   872        $   935        $   408        $   351
                     =======        =======        =======        =======


                        SEE NOTES TO FINANCIAL STATEMENTS

================================================================================
                            STATEMENTS OF OPERATIONS
                    For the Period Ended September 30, 1996*

                                                     SAFECO          SAFECO         SAFECO
                                                     GROWTH          EQUITY         INCOME
(In Thousands)                                         FUND            FUND           FUND
------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld
      of $20 in the International Fund)            $  1,398        $ 14,463       $  7,818
   Interest                                             191           1,829          2,574
                                                   --------        --------       --------
        Total Investment Income                       1,589          16,292         10,392

EXPENSES
   Investment Advisory Fees                           1,260           3,752          1,597
   Transfer Agent Fees                                  384           1,203            359
   Legal and Auditing Fees                               18              31             19
   Custodian Fees                                        26              27             15
   Reports to Shareholders                               24              86             30
   Trustees' Fees                                         6              10              7
   Loan Interest                                        123              --             --
   Amortization of Organization Expenses                 --              --             --
                                                   --------        --------       --------
        Total Expenses                                1,841           5,109          2,027
                                                   --------        --------       --------

NET INVESTMENT INCOME (LOSS)                           (252)         11,183          8,365

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND
   FOREIGN CURRENCY (Note 1)
   Net Realized Gain (Loss) from:
      Investments in Unaffiliated Issuers            29,417          77,448         22,848
      Investments in Affiliated Issuers              (2,655)             --             --
      Foreign Currency Transactions                      --              --             --
                                                   --------        --------       --------
        Total Net Realized Gain (Loss)               26,762          77,448         22,848
   Net Change in Unrealized Appreciation
      (Depreciation) on:
       Investments                                   (1,973)         18,119          9,944
       Foreign Currency Related Transactions             --              --             --
                                                   --------        --------       --------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY         24,789          95,567         32,792
                                                   --------        --------       --------
NET CHANGE IN NET ASSETS
   RESULTING FROM OPERATIONS                       $ 24,537        $106,750       $ 41,157
                                                   ========        ========       ========


* For the Growth, Equity, Income, and Northwest Funds, represents the year ended September 30, 1996. For the International, Balanced and Small Company Funds, represents the period from January 31, 1996 (commencement of operations) to September 30, 1996.


                       SEE NOTES TO FINANCIAL STATEMENTS

================================================================================

                 SAFECO             SAFECO             SAFECO            SAFECO
              NORTHWEST      INTERNATIONAL           BALANCED     SMALL COMPANY
                   FUND         STOCK FUND               FUND        STOCK FUND
--------------------------------------------------------------------------------
                $   431            $   143            $    72           $    36
                     64                 15                134                41
                -------            -------            -------           -------

                    495                158                206                77


                    305                 53                 32                51
                    105                  9                  4                13

                     14                 12                 10                10
                     10                 34                  9                12
                      7                 --                 --                --
                      5                  2                  2                 2
                     --                 --                 --                 1
                      2                  3                  3                 3
                -------            -------            -------           -------

                    448                113                 60                92
                -------            -------            -------           -------

                     47                 45                146               (15)
                  5,695                (17)                 5               723
                     --                 --                 --                --
                     --                  6                 --                --
                -------            -------            -------           -------
                  5,695                (11)                 5               723


                 (1,961)               310                258               880
                     --                  4                 --                --
                -------            -------            -------           -------
                  3,734                303                263             1,603
                -------            -------            -------           -------

                $ 3,781            $   348            $   409           $ 1,588
                =======            =======            =======           =======
--------------------------------------------------------------------------------


                        SEE NOTES TO FINANCIAL STATEMENTS

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SAFECO GROWTH FUND
                                                        ---------------------------------------------
                                                         THREE-MONTH
                                                        PERIOD ENDED
                                                         DECEMBER 31        YEAR ENDED   SEPTEMBER 30
(In Thousands)                                                  1996              1996           1995
-----------------------------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)                           $    (236)       $    (252)       $     552
   Net Realized Gain from
     Investments and Foreign
     Currency Transactions                                    2,890           26,762           46,016
   Net Change in Unrealized
     Appreciation (Depreciation)                             17,540           (1,973)         (10,634)
                                                          ---------        ---------        ---------

   Net Change in Net Assets
     Resulting from Operations                               20,194           24,537           35,934

NET EQUALIZATION CREDITS (DEBITS)                                --               --                2

Dividends to Shareholders from
   Net Investment Income - No-Load Class                         --              (45)            (557)
                         - Class A                               --               --               --
                         - Class B                               --               --               --
   Net Realized Gain on Investments - No-Load Class          (2,644)         (26,481)         (46,001)
                                    - Class A                    (3)              --               --
                                    - Class B                    (2)              --               --
                                                          ---------        ---------        ---------

     Total                                                   (2,649)         (26,526)         (46,558)

NET TRUST SHARE TRANSACTIONS
   No-Load Class                                             (1,336)           5,080           30,997
   Class A                                                       74              100               --
   Class B                                                        6              100               --
                                                          ---------        ---------        ---------
    Total                                                    (1,256)           5,280           30,997
                                                          ---------        ---------        ---------
TOTAL CHANGE IN NET ASSETS                                   16,289            3,291           20,375

NET ASSETS AT BEGINNING OF PERIOD                           179,774          176,483          156,108
                                                          ---------        ---------        ---------
NET ASSETS AT END OF PERIOD                               $ 196,063        $ 179,774        $ 176,483
                                                          =========        =========        =========
-----------------------------------------------------------------------------------------------------
OTHER INFORMATION

INCREASE (DECREASE) IN FUND SHARES AND AMOUNTS

SHARES:
   Sales                                                      1,572           22,451           26,526
   Reinvestments                                                148            1,627            2,736
   Redemptions                                               (1,807)         (23,589)         (27,099)
                                                          ---------        ---------        ---------
   NET CHANGE                                                   (87)             489            2,163
                                                          =========        =========        =========
AMOUNTS:
   Sales                                                  $  25,444        $ 372,215        $ 490,890
   Reinvestments                                              2,522           25,225           43,424
   Redemptions                                              (29,222)        (392,160)        (503,317)
                                                          ---------        ---------        ---------
   NET CHANGE                                             $  (1,256)       $   5,280        $  30,997
                                                          =========        =========        =========
-----------------------------------------------------------------------------------------------------


                        SEE NOTES TO FINANCIAL STATEMENTS

================================================================================


                              SAFECO EQUITY FUND                                 SAFECO INCOME FUND
------------------------------------------------     ----------------------------------------------
   THREE-MONTH                                        THREE-MONTH
  PERIOD ENDED                                       PERIOD ENDED
   DECEMBER 31           YEAR ENDED SEPTEMBER 30      DECEMBER 31           YEAR ENDED SEPTEMBER 30
          1996             1996             1995             1996             1996             1995
------------------------------------------------     ----------------------------------------------
     $   3,012        $  11,183        $  12,311        $   2,032        $   8,365        $   8,954


        28,862           77,448           42,516            7,031           22,848            9,277
        33,741           18,119           52,564           14,121            9,944           20,170
     ---------        ---------        ---------        ---------        ---------        ---------

        65,615          106,750          107,391           23,184           41,157           38,401

            --               --               73               --               --              (39)


        (3,006)         (11,189)         (12,378)          (2,028)          (8,374)          (8,912)
            (7)              --               --               (1)              --               --
            --               --               --               (1)              --               --
       (28,684)         (77,500)         (42,473)          (7,033)         (22,837)          (9,283)
           (98)              --               --               (5)              --               --
           (12)              --               --               (3)              --               --
     ---------        ---------        ---------        ---------        ---------        ---------
       (31,807)         (88,689)         (54,851)          (9,071)         (31,211)         (18,195)


        90,300          109,137          133,164           15,846           32,207            7,093
         2,742              100               --               85              100               --
           250              100               --                6              100               --
     ---------        ---------        ---------        ---------        ---------        ---------
        93,292          109,337          133,164           15,937           32,407            7,093
     ---------        ---------        ---------        ---------        ---------        ---------
       127,100          127,398          185,777           30,050           42,353           27,260
       725,980          598,582          412,805          260,223          217,870          190,610
     ---------        ---------        ---------        ---------        ---------        ---------
     $ 853,080        $ 725,980        $ 598,582        $ 290,273        $ 260,223        $ 217,870
     =========        =========        =========        =========        =========        =========
----------------------------------------------------------------------------------


         6,132           17,984           29,460              869            2,864            1,662
         1,800            5,249            3,370              385            1,374              833
        (2,347)         (16,536)         (23,460)            (503)          (2,649)          (2,145)
     ---------        ---------        ---------        ---------        ---------        ---------
         5,585            6,697            9,370              751            1,589              350
     =========        =========        =========        =========        =========        =========



     $ 102,959        $ 289,961        $ 419,705        $  18,394        $  58,320        $  30,024
        29,886           82,876           50,729            8,140           27,638           15,463
       (39,553)        (263,500)        (337,270)         (10,597)         (53,551)         (38,394)
     ---------        ---------        ---------        ---------        ---------        ---------
     $  93,292        $ 109,337        $ 133,164        $  15,937        $  32,407        $   7,093
     =========        =========        =========        =========        =========        =========



                        SEE NOTES TO FINANCIAL STATEMENTS

================================================================================
                 STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                                             SAFECO NORTHWEST FUND
                                                       -------------------------------------------
                                                        THREE-MONTH
                                                       PERIOD ENDED
                                                        DECEMBER 31        YEAR ENDED SEPTEMBER 30
(In Thousands)                                                 1996           1996            1995
---------------------------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)                           $    (34)        $     47        $    112
   Net Realized Gain (Loss)from
     Investments and Foreign
     Currency Transactions                                  (2,374)           5,695           1,432
   Net Change in Unrealized
     Appreciation (Depreciation)                             3,280           (1,961)          4,956
                                                          --------         --------        --------
   Net Change in Net Assets
     Resulting from Operations                                 872            3,781           6,500

NET EQUALIZATION CREDITS (DEBITS)                               --               --              (1)

DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No-Load Class                        --              (48)           (110)
                         - Class A                              --               --              --
                         - Class B                              --               --              --
   Net Realized Gain on Investments - No-Load Class             --           (5,695)         (1,432)
                                    - Class A                   --               --              --
                                    - Class B                   --               --              --
                                                          --------         --------        --------
     Total                                                      --           (5,743)         (1,542)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                              (632)           4,950          (1,200)
   Class A                                                     254              100              --
   Class B                                                     124              100              --
                                                          --------         --------        --------
    Total                                                     (254)           5,150          (1,200)
                                                          --------         --------        --------
TOTAL CHANGE IN NET ASSETS                                     618            3,188           3,757

NET ASSETS AT BEGINNING OF PERIOD                           43,328           40,140          36,383
                                                          --------         --------        --------
NET ASSETS AT END OF PERIOD                               $ 43,946         $ 43,328        $ 40,140
                                                          ========         ========        ========
---------------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND AMOUNTS

SHARES:
   Sales                                                       196            1,209             832
   Reinvestments                                                --              323              84
   Redemptions                                                (215)          (1,175)         (1,019)
                                                          --------         --------        --------
   NET CHANGE                                                  (19)             357            (103)
                                                          ========         ========        ========
AMOUNTS:
   Sales                                                  $  2,692         $ 17,755        $ 11,348
   Reinvestments                                                --            4,438           1,202
   Redemptions                                              (2,946)         (17,043)        (13,750)
                                                          --------         --------        --------
   NET CHANGE                                             $   (254)        $  5,150        $ (1,200)
                                                          ========         ========        ========
---------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

================================================================================

             SAFECO INTERNATIONAL                                                           SAFECO SMALL
                       STOCK FUND                SAFECO BALANCED FUND                 COMPANY STOCK FUND
---------------------------------   ---------------------------------  ---------------------------------
 THREE-MONTH     JANUARY 31, 1996    THREE-MONTH     JANUARY 31, 1996   THREE-MONTH      JANUARY 31,1996
PERIOD ENDED        (COMMENCEMENT   PERIOD ENDED        (COMMENCEMENT  PERIOD ENDED        (COMMENCEMENT
 DECEMBER 31    OF OPERATIONS) TO    DECEMBER 31    OF OPERATIONS) TO   DECEMBER 31     OF OPERATIONS)TO
        1996   SEPTEMBER 30, 1996           1996   SEPTEMBER 30, 1996          1996   SEPTEMBER 30, 1996
-----------    ------------------   ------------   ------------------  ------------   ------------------
   $     (5)           $     45          $    66           $   146        $    (14)           $    (15)


         87                 (11)              99                 5            (278)                723

        853                 314              243               258             643                 880
   --------            --------          -------           -------        --------            --------
        935                 348              408               409             351               1,588


        (62)                (51)             (64)             (146)             --                  --
         (1)                 --               (1)               --              --                  --
         --                  --               (1)               --              --                  --
         --                  --              (97)               (5)             --                (708)
         --                  --               (1)               --              --                  --
         --                  --               (1)               --              --                  --
   --------            --------          -------           -------        --------            --------
        (63)                (51)            (165)             (151)             --                (708)

      1,981               8,026              393             7,374             272              11,672
         43                 100                7               100              31                 100
          4                 100               12               100               1                 100
   --------            --------          -------           -------        --------            --------
      2,028               8,226              412             7,574             304              11,872
   --------            --------          -------           -------        --------            --------
      2,900               8,523              655             7,832             655              12,752

      8,523                  --            7,832                --          12,752                  --
   --------            --------          -------           -------        --------            --------
   $ 11,423            $  8,523          $ 8,487           $ 7,832        $ 13,407            $ 12,752
   ========            ========          =======           =======        ========            ========
------------------------------------------------------------------------------------------------------
        219               1,042               43               785             254               1,625
          3                   2                5                 3              (1)                 32
        (30)               (224)              (9)              (34)           (226)               (549)
   --------            --------          -------           -------        --------            --------
        192                 820               39               754              27               1,108
   ========            ========          =======           =======        ========            ========

   $  2,323            $ 10,466          $   459           $ 7,893        $  2,918            $ 17,916
         29                  18               50                31              (7)                373
       (324)             (2,258)             (97)             (350)         (2,607)             (6,417)
   --------            --------          -------           -------        --------            --------
   $  2,028            $  8,226          $   412           $ 7,574        $    304            $ 11,872
   ========            ========          =======           =======        ========            ========


                        SEE NOTES TO FINANCIAL STATEMENTS

================================================================================
                          NOTES TO FINANCIAL STATEMENTS

1. GENERAL

   The SAFECO Common Stock Trust ("Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of the SAFECO Growth Fund, SAFECO Equity Fund, SAFECO Income Fund, SAFECO Northwest Fund, SAFECO International Stock Fund, SAFECO Balanced Fund, and SAFECO Small Company Stock Fund (together "the Funds"). The Trust recently changed its fiscal year end from September 30, to December 31.

   Effective September 30, 1996, each of the Funds began issuing two additional classes of shares -- Class A and Class B shares (collectively, "Advisor Classes"). Unlike the no-load class of shares (which are sold directly to the shareholder with no associated sales or distribution charges), these new classes of shares are sold by financial advisors to shareholders and have associated sales and distribution charges. Each class of shares represents an interest in the net assets of the fund.

   In connection with issuing the new Advisor Classes, the Funds adopted a Plan of Distribution (the "Plan"). Under the Plan, each Advisor Class pays the distributor, SAFECO Securities Corp., for servicing its shares at the annual rate of .25% of the average daily net assets of the Advisor Class. Class B shares also pay the distributor a distribution fee at the annual rate of .75% of the average daily net assets of the Class B shares.

   Under the Plans, the distributor uses the service fees primarily to compensate persons selling Advisor Class shares for providing ongoing services and the maintenance of shareholder accounts. The distributor uses the distribution fees primarily to offset the commissions it pays to financial advisors for selling Class B shares.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which permits management to make certain estimates and assumptions at the date of the financial statements.

================================================================================
                    NOTES TO FINANCIAL STATEMENTS(Continued)

   SECURITY VALUATION. Investments in securities are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. When valuations are not readily available, securities are valued at fair value as determined in good faith by the board of trustees. Temporary Investments purchased at par are valued at cost. All other Temporary Investments are valued at amortized cost.

   SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. The cost of the portfolios is the same for financial statement and federal income tax purposes. Realized gains and losses from security transactions are determined using the identified cost basis.

   INCOME RECOGNITION. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest is accrued on short-term investments and bonds daily.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. For the Growth, Northwest, International and Small Company Funds, net investment income is declared as a dividend to shareholders as of the last business day (ex-dividend date) of December. For all other Funds net investment income is distributed as of the last business day of March, June, September and December. Net realized gains on investments, if any, are normally distributed to shareholders at the end of December.

   EQUALIZATION. During prior periods, the Funds followed the accounting practice known as equalization by which a portion of the proceeds from sales and cost of redemptions of Trust shares equivalent, on a per-share basis, to the amount of distributable net investment income on the date of the transaction was credited or charged to undistributed income. As a result, undistributed net investment income per share was unaffected by sales or redemptions of a Fund's shares.

   FEDERAL INCOME AND EXCISE TAXES. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner which results in no tax to the Funds. Therefore, no federal income or excise tax provision is required.

   FOREIGN CURRENCY TRANSLATION. The accounting records of the International Fund are maintained in U.S. dollars. All assets and liabilities initially
                                                        (Continued on next page)

================================================================================
                    NOTES TO FINANCIAL STATEMENTS(Continued)


expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, and dividend and interest income, are translated at the rates of exchange prevailing on the respective dates of such transactions. The International Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized gains or losses from foreign currency transactions arise from gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the International Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

   FOREIGN EXCHANGE CONTRACTS. The International Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The International Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the International Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses on foreign currency contracts are recorded on settlement date of the foreign currency exchange contract and are included in the Statements of Assets and Liabilities and the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

3.   INVESTMENT TRANSACTIONS

                                        SAFECO       SAFECO      SAFECO      SAFECO
                                        GROWTH       EQUITY      INCOME   NORTHWEST
(In Thousands)                            FUND         FUND        FUND        FUND
-----------------------------------------------------------------------------------
PURCHASES FOR THE THREE-MONTH
   PERIOD ENDED DECEMBER 31, 1996
   (excluding short-term securities)  $ 38,232    $ 166,782    $ 26,515    $  7,191
                                      ========    =========    ========    ========
SALES FOR THE THREE-MONTH
   PERIOD ENDED DECEMBER 31, 1996
   (excluding short-term securities)  $ 44,824    $ 113,153    $ 25,614    $ 11,211
                                      ========    =========    ========    ========

                                                  SAFECO        SAFECO          SAFECO
                                           INTERNATIONAL      BALANCED   SMALL COMPANY
(In Thousands)                                STOCK FUND    STOCK FUND      STOCK FUND
--------------------------------------------------------------------------------------
Purchases for the Three-Month
   Period Ended December 31, 1996
   (excluding short-term securities)              $2,213       $2,644*          $3,021
                                                  ======       ======           ======

Sales for the Three-Month
   Period Ended December 31, 1996
   (excluding short-term securities)              $  441       $  643           $2,229
                                                  ======       ======           ======

* Includes $1,908 of U.S. Government Securities

================================================================================
                    NOTES TO FINANCIAL STATEMENTS (Continued)

4.  COMPONENTS OF NET ASSETS

    At December 31, 1996, the components of net assets were as follows:

                                                 SAFECO           SAFECO           SAFECO          SAFECO
                                                 Growth           Equity           Income       Northwest
(In Thousands)                                     Fund             Fund             Fund            Fund
---------------------------------------------------------------------------------------------------------
Aggregate Gross Unrealized Appreciation
   on Investments and Forward Contracts
   in Which There Is an Excess of Value
   Over Identified Cost                       $  50,407        $ 165,556        $  67,427        $ 14,710

Aggregate Gross Unrealized Depreciation
   on Investments and Forward Contracts
   in Which There Is an Excess of
   Identified Cost Over Value                   (11,247)         (12,979)          (3,265)         (2,601)
                                              ---------        ---------        ---------        --------
NET UNREALIZED  APPRECIATION                     39,160          152,577           64,162          12,109

ACCUMULATED NET REALIZED (LOSS)
   ON INVESTMENT TRANSACTIONS*                       --               --               --          (2,374)

PAID IN CAPITAL (PAR VALUE $.001,
   UNLIMITED SHARES AUTHORIZED)                 156,903          700,503          226,111          34,211
                                              ---------        ---------        ---------        --------
NET ASSETS AT DECEMBER 31, 1996               $ 196,063        $ 853,080        $ 290,273        $ 43,946
                                              =========        =========        =========        ========

                                                               SAFECO           SAFECO             SAFECO
                                                         INTERNATIONAL        BALANCED      SMALL COMPANY
(In Thousands)                                              STOCK FUND            FUND         STOCK FUND
---------------------------------------------------------------------------------------------------------
Aggregate Gross Unrealized Appreciation
   on Investments and Forward Contracts
   in Which There Is an Excess of Value
   Over Identified Cost                                       $  1,430         $   590           $  2,165

Aggregate Gross Unrealized Depreciation
   on Investments and Forward Contracts
   in Which There Is an Excess of
   Identified Cost Over Value                                     (263)            (89)              (642)
                                                              --------         -------           --------
NET UNREALIZED APPRECIATION                                      1,167             501              1,523

ACCUMULATED NET REALIZED (LOSS)
   ON INVESTMENT TRANSACTIONS*                                      --              --               (278)

PAID IN CAPITAL (PAR VALUE $.001,
   UNLIMITED SHARES AUTHORIZED)                                 10,256           7,986             12,162
                                                              --------         -------           --------
NET ASSETS AT DECEMBER 31, 1996                               $ 11,423         $ 8,487           $ 13,407
                                                              ========         =======           ========

* The above accumulated net realized losses on investment transactions represent capital loss carryforwards for Federal income tax purposes, which expire as follows

                               Amounts    Expiration Dates
                               --------   ----------------
Northwest Fund                 $(2,374)         2005
Small Company Stock Fund          (278)         2005

================================================================================
                    NOTES TO FINANCIAL STATEMENTS (Continued)

5. INVESTMENT ADVISORY FEES AND OTHER
   TRANSACTIONS WITH AFFILIATES


   SAFECO Asset Management Company receives investment advisory fees from the Funds. These fees are based on a percentage of each day's net assets, which, on an annual basis, are as follows:

GROWTH, EQUITY & INCOME FUNDS:               NORTHWEST FUND:
 First $100 million              .75%         First $250 million              .75%
 Next $150 million               .65          Next $250 million               .65
 Next $250 million               .55          Next $250 million               .55
 Over $500 million               .45          Over $750 million               .45

BALANCED FUND:                               INTERNATIONAL STOCK FUND:
 First $250 million              .75%         First $250 million             1.10%
 Next $250 million               .65          Next $250 million              1.00
 Over $500 million               .55          Over $500 million               .90

SMALL COMPANY STOCK FUND:
 First $250 million              .85%
 Next $250 million               .75
 Over $500 million               .65


   SAFECO Asset Management Company pays sub-advisory fees to Bank of Ireland Asset Management Company for providing investment research and advice to the International Fund.

   TRANSFER AGENT FEES. SAFECO Services Corporation receives transfer agent fees.

   NOTES PAYABLE AND INTEREST EXPENSE. The Funds may borrow money for temporary purposes from SAFECO Corporation or its affiliates. Interest rates equivalent to commercial bank interest rates are charged on loans over $100,000. No interest is charged on loans under $100,000. At December 31, 1996, the Equity Fund had a 5.98% note payable of $170,000 to SAFECO Life Insurance Company of America. The note was repaid January 2, 1997.

================================================================================
                    NOTES TO FINANCIAL STATEMENTS (Continued)

   AFFILIATE OWNERSHIP. At December 31, 1996, SAFECO Insurance Company of America, owned 500,000 shares (16% of outstanding shares) of the Northwest Fund, SAFECO Asset Management Company owned 500,000 shares (51%) of the International Fund and 500,000 shares (65%) of the Balanced Fund, and SAFECO Corporation owned 500,000 shares (45%) of the Small Company Fund.

   DEFERRED ORGANIZATION EXPENSE. Costs related to the organization of the International, Balanced, and Small Company Funds have been deferred and are being amortized to operations over a period of sixty months. These costs were advanced by the affiliates and are being reimbursed by the Fund over the same time period.

   EXPENSE REIMBURSEMENT. During the period ended December 31, 1996, SAFECO Asset Management Company voluntarily reimbursed certain expenses of the Balanced, International, and Small Company Funds.

6. INVESTMENTS IN AFFILIATES

   Each of the companies is listed below because the Growth Fund owned at least 5% of the company's voting securities during the three-month period ended December 31, 1996.

                                                          (In Thousands)

                              SHARES AT                           SHARES AT             MARKET VALUE
                              BEGINNING                                 END              DECEMBER 31
SECURITY                      OF PERIOD  ADDITIONS   REDUCTIONS   OF PERIOD  DIVIDENDS          1996
-----------------------------------------------------------------------------------------------------
American Building Co.               355         74           --         429        --        $10,238
American Coin
 Merchandising, Inc.                500         --           --         500        --          2,500
Damark International, Inc.          206        453           --         659        --          6,263
* First Enterprise Financial
 Group, Inc.                        282         --          (72)        210        --             --
Harold's Stores, Inc.               371          8           --         379        --          5,454
Lifeline Systems, Inc.              504         --           --         504        --          8,812
* MICROS Systems, Inc.              415         --          (21)        394        --             --
Open Plan Systems, Inc.             236          8           --         244        --          2,139
Penederm, Inc.                      694         30           --         724        --          8,955
Rent -Way, Inc.                     213        149           --         362        --          3,486
                                                                                             -------
                                                                                             $47,847
                                                                                             =======
-----------------------------------------------------------------------------------------------------

* Company was not an affiliate at end of period.

7.   COMMITMENTS

   At December 31, 1996, the International Fund had open forward foreign currency exchange contracts obligating it to receive or deliver the following foreign currencies (in thousands):

                                                   U.S. DOLLAR         UNREALIZED
     CURRENCY        IN EXCHANGE    SETTLEMENT     VALUE AS OF        APPRECIATION
  TO BE DELIVERED        FOR           DATE      DECEMBER 31, 1996   (DEPRECIATION)
-----------------------------------------------------------------------------------
 408 Dutch Guilder      $239         1/16/97           $235                $4
 465 Dutch Guilder      $267          3/5/97            269                (3)
 510 Dutch Guilder      $296         3/17/97            296                 1
                                                                         ------
                                                                           $2
                                                                         ======

8. NET INVESTMENT LOSS

   The Growth Fund had a net investment loss of $236,000. This amount was netted against realized short-term capital gains to reduce the short-term capital gain distributions paid on December 31, 1996. The Northwest Fund and Small Company Stock Fund had net investment losses of $34,000 and $14,000, respectively. These amounts were recorded as a reduction of paid-in capital.

9.   FINANCIAL HIGHLIGHTS

     (For a Share Outstanding Throughout the Period)

     SAFECO GROWTH FUND
     NO-LOAD CLASS

                                        THREE-MONTH
                                       PERIOD ENDED
                                        DECEMBER 31                     FOR THE YEAR ENDED SEPTEMBER 30
                                       -------------------------------------------------------------------------------
                                             1996            1996          1995         1994         1993         1992
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                 $    15.45      $    15.83    $   17.37     $   19.20    $   13.98    $   17.95

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income (Loss)             (0.02)          (0.02)        0.07         (0.02)       (0.02)       (0.01)
   Net Realized and Unrealized
     Gain (Loss) on Investments              1.77            2.24         4.07          0.78         5.39        (3.15)
                                       ----------      ----------    ---------     ---------    ---------    ---------
     Total from
       Investment Operations                 1.75            2.22         4.14          0.76         5.37        (3.16)

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                     --              --        (0.07)           --           --           --
   Distributions from
     Realized Gains                         (0.23)          (2.60)       (5.61)        (2.59)       (0.15)       (0.81)
                                       ----------      ----------    ---------     ---------    ---------    ---------
     Total Distributions                    (0.23)          (2.60)       (5.68)        (2.59)       (0.15)       (0.81)
                                       ----------      ----------    ---------     ---------    ---------    ---------
NET ASSET VALUE AT END OF PERIOD       $    16.97      $    15.45    $   15.83     $   17.37    $   19.20    $   13.98
                                       ==========      ==========    =========     =========    =========    =========
TOTAL RETURN                                11.35%*         14.16%       23.93%         3.88%       38.43%      -17.83%

NET ASSETS AT
   END OF PERIOD (000'S)               $  195,760      $  179,574    $ 176,483     $ 156,108    $ 158,723    $ 127,897
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS                        0.99%**         1.02%        0.98%         0.95%        0.91%        0.91%
RATIO OF NET INVESTMENT INCOME (LOSS)
   TO AVERAGE NET ASSETS                    -0.51%**        -0.14%        0.34%        -0.12%       -0.10%       -0.10%
PORTFOLIO TURNOVER RATE                     82.93%**       124.79%      110.44%        71.18%       57.19%       85.38%
AVERAGE COMMISSION RATE PAID           $   0.0477      $   0.0548           --            --           --           --
----------------------------------------------------------------------------------------------------------------------

* Not annualized.
** Annualized.

================================================================================
                    NOTES TO FINANCIAL STATEMENTS (Continued)

9.   FINANCIAL HIGHLIGHTS

     (For a Share Outstanding Throughout the Period)

     SAFECO GROWTH FUND

                                                    CLASS A              CLASS B
                                                THREE-MONTH          THREE-MONTH
                                               PERIOD ENDED         PERIOD ENDED
                                                DECEMBER 31          DECEMBER 31
                                               ------------         ------------
                                                       1996                 1996
--------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD           $    15.45           $    15.45

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       (0.02)               (0.05)
   Net Realized and Unrealized Gain
       on Investments                                  1.77                 1.77
                                                 ----------           ----------
     Total from Investment Operations                  1.75                 1.72


LESS DISTRIBUTIONS
   Dividends from Net Investment Income                  --                   --
   Distributions from Realized Gains                  (0.23)               (0.23)
                                                 ----------           ----------
     Total Distributions                              (0.23)               (0.23)
                                                 ----------           ----------

NET ASSET VALUE AT END OF PERIOD                 $    16.97           $    16.94
                                                 ==========           ==========
TOTAL RETURN+                                         11.35%*              11.15%*

NET ASSETS AT END OF PERIOD (000'S)              $      187           $      116
RATIO OF EXPENSES TO AVERAGE NET ASSETS**              1.12%                1.87%
RATIO OF NET INVESTMENT INCOME (LOSS)
   TO AVERAGE NET ASSETS**                           -0.58%               -1.38%
PORTFOLIO TURNOVER RATE**                             82.93%               82.93%
AVERAGE COMMISSION RATE PAID                     $   0.0477           $   0.0477
--------------------------------------------------------------------------------

 * Not annualized.

** Annualized.

 + Total return excludes the effects of sales charges. If sales charges were included, the total return would be lower.

================================================================================
                    NOTES TO FINANCIAL STATEMENTS (Continued)

9.   FINANCIAL HIGHLIGHTS (Continued)
     (For a Share Outstanding Throughout the Period)

     SAFECO EQUITY FUND
     NO-LOAD CLASS

                                          THREE-MONTH
                                         PERIOD ENDED
                                          DECEMBER 31                          FOR THE YEAR ENDED SEPTEMBER 30
                                       ----------------------------------------------------------------------------------------
                                              1996             1996           1995           1994           1993           1992
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                 $     15.85      $     15.31    $     13.89    $     12.54    $      9.53    $     10.38

Income From
   Investment Operations
   Net Investment Income                      0.06             0.28           0.34            0.2           0.17           0.15
   Net Realized and Unrealized
     Gain (Loss) on Investments               1.33             2.42           2.59           1.83           3.79          (0.09)
                                       -----------      -----------    -----------    -----------    -----------    -----------
     Total from
       Investment Operations                  1.39             2.70           2.93           2.06           3.96           0.06

Less Distributions
   Dividends from
     Net Investment Income                   (0.06)           (0.28)         (0.34)         (0.23)         (0.17)         (0.15)
   Distributions from
     Realized Gains                          (0.58)           (1.88)         (1.17)         (0.48)         (0.78)         (0.76)
                                       -----------      -----------    -----------    -----------    -----------    -----------
     Total Distributions                     (0.64)           (2.16)         (1.51)         (0.71)         (0.95)         (0.91)
                                       -----------      -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE AT END OF PERIOD       $     16.60      $     15.85    $     15.31    $     13.89    $     12.54    $      9.53
                                       ===========      ===========    ===========    ===========    ===========    ===========

TOTAL RETURN                                  8.79%*          18.04%         21.59%         16.51%         41.77%          0.41%

NET ASSETS AT
   END OF PERIOD (000'S)               $   849,831      $   725,780    $   598,582    $   412,805    $   148,894    $    74,383
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS                         0.78%**          0.79%          0.84%          0.85%          0.94%          0.96%
RATIO OF NET INVESTMENT INCOME (LOSS)
   TO AVERAGE NET ASSETS                      1.48%**          1.74%          2.38%          1.72%          1.50%          1.34%
PORTFOLIO TURNOVER RATE                      59.34%**         74.07%         56.14%         33.33%         37.74%         39.88%
AVERAGE COMMISSION RATE PAID           $    0.0571      $    0.0587             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------

 * Not annualized.

** Annualized.

================================================================================
                    NOTES TO FINANCIAL STATEMENTS (Continued)

9.   FINANCIAL HIGHLIGHTS

     (For a Share Outstanding Throughout the Period)

     SAFECO EQUITY FUND

                                                     CLASS A               CLASS B
                                                 THREE-MONTH           THREE-MONTH
                                                PERIOD ENDED          PERIOD ENDED
                                                 DECEMBER 31           DECEMBER 31
                                                ----------------------------------
                                                        1996                  1996
----------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD           $     15.85           $     15.85

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                         0.04                  0.02
   Net Realized and Unrealized Gain
       on Investments                                   1.35                  1.33
                                                 -----------           -----------
     Total from Investment Operations                   1.39                  1.35


LESS DISTRIBUTIONS

   Dividends from Net Investment Income                (0.04)                (0.02)
   Distributions from Realized Gains                   (0.58)                (0.58)
                                                 -----------           -----------
     Total Distributions                               (0.62)                (0.60)
                                                 -----------           -----------
NET ASSET VALUE AT END OF PERIOD                 $     16.62           $     16.60
                                                 ===========           ===========

TOTAL RETURN+                                           8.78%*                8.50%*

NET ASSETS AT END OF PERIOD (000'S)              $     2,894           $       355
RATIO OF EXPENSES TO AVERAGE NET ASSETS**               0.97%                 1.75%
RATIO OF NET INVESTMENT INCOME (LOSS)
   TO AVERAGE NET ASSETS**                              1.38%                 0.51%
PORTFOLIO TURNOVER RATE**                              59.34%                59.34%
AVERAGE COMMISSION RATE PAID                     $    0.0571           $    0.0571
----------------------------------------------------------------------------------

 * Not annualized.

** Annualized.

 + Total return excludes the effects of sales charges. If sales charges were included, the total return would be lower.

================================================================================
                    NOTES TO FINANCIAL STATEMENTS (Continued)

9.   FINANCIAL HIGHLIGHTS (Continued)
     (For a Share Outstanding Throughout the Period)

     SAFECO INCOME FUND
     NO-LOAD CLASS

                                          THREE-MONTH
                                         PERIOD ENDED
                                          DECEMBER 31                       FOR THE YEAR ENDED SEPTEMBER 30
                                       ----------------------------------------------------------------------------------------
                                              1996             1996           1995           1994           1993           1992
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                 $     20.03      $     19.11    $     17.25    $     17.79    $     16.27    $     15.35

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                      0.15             0.73           0.82           0.81           0.78           0.80
   Net Realized and Unrealized
     Gain (Loss) on Investments               1.63             2.84           2.71          (0.30)          1.52           0.96
                                       -----------      -----------    -----------    -----------    -----------    -----------
     Total from
       Investment Operations                  1.78             3.57           3.53           0.51           2.30           1.76

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                   (0.15)           (0.73)         (0.82)         (0.81)         (0.78)         (0.80)
   Distributions from
     Realized Gains                          (0.53)           (1.92)         (0.85)         (0.24)            --          (0.04)
                                       -----------      -----------    -----------    -----------    -----------    -----------
     Total Distributions                     (0.68)           (2.65)         (1.67)         (1.05)         (0.78)         (0.84)
                                       -----------      -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE AT END OF PERIOD       $     21.13      $     20.03    $     19.11    $     17.25    $     17.79    $     16.27
                                       ===========      ===========    ===========    ===========    ===========    ===========

TOTAL RETURN                                  8.89%*          18.98%         21.04%          2.98%         14.35%         11.75%

NET ASSETS AT
   END OF PERIOD (000'S)               $   289,968      $   260,023    $   217,870    $   190,610    $   203,019    $   181,582
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS                         0.89%**          0.86%          0.87%          0.86%          0.90%          0.90%
RATIO OF NET INVESTMENT INCOME (LOSS)
   TO AVERAGE NET ASSETS                      2.89%**          3.56%          4.55%          4.59%          4.55%          5.06%
PORTFOLIO TURNOVER RATE                      37.84%**         50.11%         31.12%         19.30%         20.74%         20.35%
AVERAGE COMMISSION RATE PAID           $    0.0573      $    0.0591             --             --             --             --

 * Not annualized.

** Annualized.

================================================================================
                    NOTES TO FINANCIAL STATEMENTS (Continued)

9.   FINANCIAL HIGHLIGHTS

     (For a Share Outstanding Throughout the Period)

     SAFECO INCOME FUND

                                                 CLASS A           CLASS B
                                             THREE-MONTH       THREE-MONTH
                                            PERIOD ENDED      PERIOD ENDED
                                             DECEMBER 31       DECEMBER 31
                                            -------------------------------
                                                    1996              1996
---------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $    20.03        $    20.03

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                     0.12              0.10
   Net Realized and Unrealized Gain
       on Investments                               1.65              1.62
                                              ----------        ----------
     Total from Investment Operations               1.77              1.72


LESS DISTRIBUTIONS
   Dividends from Net Investment Income            (0.12)            (0.10)
   Distributions from Realized Gains               (0.53)            (0.53)
                                              ----------        ----------
     Total Distributions                           (0.65)            (0.63)
                                              ----------        ----------
NET ASSET VALUE AT END OF PERIOD              $    21.15        $    21.12
                                              ==========        ==========

TOTAL RETURN+                                       8.85%*            8.60%*


NET ASSETS AT END OF PERIOD (000'S)           $      193        $      112
RATIO OF EXPENSES TO AVERAGE NET ASSETS**           1.03%             1.79%
RATIO OF NET INVESTMENT INCOME (LOSS)
   TO AVERAGE NET ASSETS**                          2.66%             1.99%
PORTFOLIO TURNOVER RATE**                          37.84%            37.84%
AVERAGE COMMISSION RATE PAID                  $   0.0573        $   0.0573

 * Not annualized.

** Annualized.

 + Total return excludes the effects of sales charges. If sales charges were included, the total return would be lower.

================================================================================
                    NOTES TO FINANCIAL STATEMENTS (Continued)

9.   FINANCIAL HIGHLIGHTS (Continued)
     (For a Share Outstanding Throughout the Period)

     SAFECO NORTHWEST FUND
     NO-LOAD CLASS

                                THREE-MONTH                                                   NINE-MONTH
                               PERIOD ENDED                                                 PERIOD ENDED       YEAR ENDED
                                DECEMBER 31                 YEAR ENDED SEPTEMBER 30         SEPTEMBER 30      DECEMBER 31
                               -------------------------------------------------------------------------------------------
                                    1996              1996            1995          1994            1993            1992
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD       $     13.78       $     14.41     $     12.59   $     12.34     $     12.59     $     11.37

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment
     Income (Loss)                 (0.01)             0.02            0.04          0.04            0.02            0.06
   Net Realized and
     Unrealized Gain (Loss)
     on Investments                 0.30              1.32            2.35          0.59           (0.25)           1.53
                             -----------       -----------     -----------   -----------     -----------     -----------
     Total from Investment
       Operations                   0.29              1.34            2.39          0.63           (0.23)           1.59

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income            --             (0.02)          (0.04)        (0.04)          (0.02)          (0.06)
   Distributions from
     Realized Gains                   --             (1.95)          (0.53)        (0.34)             --           (0.31)
                             -----------       -----------     -----------   -----------     -----------     -----------
     Total Distributions              --             (1.97)          (0.57)        (0.38)          (0.02)          (0.37)
                             -----------       -----------     -----------   -----------     -----------     -----------
NET ASSET VALUE AT
   END OF PERIOD             $     14.07       $     13.78     $     14.41   $     12.59     $     12.34     $     12.59
                             ===========       ===========     ===========   ===========     ===========     ===========
TOTAL RETURN                        2.10%*            9.61%          19.01%         5.19%        -1.86%*           14.08%

NET ASSETS AT
   END OF PERIOD (000'S)     $    43,345       $    43,128     $    40,140   $    36,383     $    39,631     $    40,402
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS               1.25%**           1.07%           1.09%         1.06%           1.11%**         1.11%
RATIO OF NET INVESTMENT
   INCOME (LOSS) TO
   AVERAGE NET ASSETS              -0.31%**           0.11%           0.31%         0.33%           0.18%**         0.55%
PORTFOLIO TURNOVER RATE            67.32%**          35.69%          19.59%        18.46%          14.05%**        33.34%
AVERAGE COMMISSION
   RATE PAID                 $    0.0482       $    0.0591              --            --              --              --

 * Not annualized.

** Annualized.

================================================================================
                    NOTES TO FINANCIAL STATEMENTS (Continued)

9.   FINANCIAL HIGHLIGHTS

     (For a Share Outstanding Throughout the Period)

     SAFECO NORTHWEST FUND

                                                      CLASS A                CLASS B
                                                  THREE-MONTH            THREE-MONTH
                                                 PERIOD ENDED           PERIOD ENDED
                                                  DECEMBER 31            DECEMBER 31
                                                 -----------------------------------
                                                         1996                   1996
------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD             $    13.78             $    13.78

INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income (Loss)                         (0.01)                 (0.03)
   Net Realized and Unrealized Gain
       on Investments                                    0.29                   0.28
                                                   ----------             ----------
     Total from Investment Operations                    0.28                   0.25

LESS DISTRIBUTIONS

   Dividends from Net Investment Income                    --                     --
   Distributions from Realized Gains                       --                     --
                                                   ----------             ----------
     Total Distributions                                   --                     --
                                                   ----------             ----------
NET ASSET VALUE AT END OF PERIOD                   $    14.06             $    14.03
                                                   ==========             ==========
TOTAL RETURN+                                            2.03%*                 1.81%*

NET ASSETS AT END OF PERIOD (000'S)                $      369             $      232
RATIO OF EXPENSES TO AVERAGE NET ASSETS**                1.40%                  2.18%
RATIO OF NET INVESTMENT INCOME (LOSS)
   TO AVERAGE NET ASSETS**                              -0.39%                 -1.19%
PORTFOLIO TURNOVER RATE**                               67.32%                 67.32%
AVERAGE COMMISSION RATE PAID                       $   0.0482             $   0.0482
------------------------------------------------------------------------------------

 *    Not annualized.

**    Annualized.

 + Total return excludes the effects of sales charges. If sales charges were included, the total return would be lower.

================================================================================
                    NOTES TO FINANCIAL STATEMENTS (Continued)


9.   FINANCIAL HIGHLIGHTS (Continued)
     (For a Share Outstanding Throughout the Period)

     SAFECO INTERNATIONAL STOCK FUND

                                                             NO-LOAD CLASS           CLASS A           CLASS B
                                          --------------------------------      ------------      ------------
                                                          JANUARY 31, 1996       THREE-MONTH       THREE-MONTH
                                           THREE-MONTH       (COMMENCEMENT      PERIOD ENDED      PERIOD ENDED
                                          PERIOD ENDED   OF OPERATIONS) TO       DECEMBER 31       DECEMBER 31
                                           DECEMBER 31  SEPTEMBER 30, 1996              1996              1996
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $ 10.39             $ 10.00           $ 10.39           $ 10.39

INCOME FROM
   INVESTMENT OPERATIONS

   Net Investment Income (Loss)                     --                0.06                --                --
   Net Realized and Unrealized
     Gain on Investments and
     Foreign Currency Transactions                0.96                0.39              0.95              0.93
                                               -------             -------           -------           -------
     Total from Investment Operations             0.96                0.45              0.95              0.93

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                       (0.06)              (0.06)            (0.05)            (0.04)
   Distributions from Realized Gains                --                  --                --                --
                                               -------             -------           -------           -------
     Total Distributions                         (0.06)              (0.06)            (0.05)            (0.04)
                                               -------             -------           -------           -------
NET ASSET VALUE AT END OF PERIOD               $ 11.29             $ 10.39           $ 11.29           $ 11.28
                                               =======             =======           =======           =======
TOTAL RETURN*                                     9.27%               4.54%             9.19%++           8.96%++

NET ASSETS AT END OF PERIOD (000'S)            $11,157             $ 8,323           $   154           $   112
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS**                           1.37%+              2.36%             1.41%+            2.17%+
RATIO OF NET INVESTMENT INCOME (LOSS)
   TO AVERAGE NET ASSETS**                       -0.19%               0.93%            -0.23%            -1.15%
PORTFOLIO TURNOVER RATE**                        18.51%              15.73%            18.51%            18.51%
AVERAGE COMMISSION RATE PAID                   $0.0223             $0.0225           $0.0223           $0.0223
--------------------------------------------------------------------------------------------------------------

 *    Not annualized.

**    Annualized.

 + Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would be 1.68%, 1.72%, and 2.47% for the No-Load Class, Class A, and Class B, respectively.

++ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

================================================================================
                    NOTES TO FINANCIAL STATEMENTS (Continued)


9.   FINANCIAL HIGHLIGHTS

     (For a Share Outstanding Throughout the Period)

     SAFECO BALANCED FUND

                                                             NO-LOAD CLASS            CLASS A            CLASS B
                                          --------------------------------       ------------       ------------
                                                          JANUARY 31, 1996        THREE-MONTH        THREE-MONTH
                                           THREE-MONTH       (COMMENCEMENT       PERIOD ENDED       PERIOD ENDED
                                          PERIOD ENDED   OF OPERATIONS) TO        DECEMBER 31        DECEMBER 31
                                           DECEMBER 31  SEPTEMBER 30, 1996               1996               1996
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $ 10.38             $ 10.00            $ 10.38            $ 10.38

INCOME FROM
   INVESTMENT OPERATIONS

   Net Investment Income (Loss)                   0.08                0.21               0.09               0.06
   Net Realized and Unrealized
     Gain on Investments and
     Foreign Currency Transactions                0.45                0.39               0.44               0.45
                                               -------             -------            -------            -------
     Total from Investment Operations             0.53                0.60               0.53               0.51

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                       (0.08)              (0.21)             (0.09)             (0.06)
   Distributions from Realized Gains             (0.13)              (0.01)             (0.13)             (0.13)
                                               -------             -------            -------            -------
     Total Distributions                         (0.21)              (0.22)             (0.22)             (0.19)
                                               -------             -------            -------            -------
NET ASSET VALUE AT END OF PERIOD               $ 10.70             $ 10.38            $ 10.69            $ 10.70
                                               =======             =======            =======            =======
TOTAL RETURN*                                     5.11%               5.99%              5.07%++            4.85%++

NET ASSETS AT END OF PERIOD (000'S)            $ 8,262             $ 7,632            $   110            $   115
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS**                           1.16%+              1.32%              1.35%+             2.11%+
RATIO OF NET INVESTMENT INCOME (LOSS)
   TO AVERAGE NET ASSETS**                        3.19%               3.21%              3.01%              2.23%
PORTFOLIO TURNOVER RATE**                        36.10%             143.87%             36.10%             36.10%
AVERAGE COMMISSION RATE PAID                   $0.0548             $0.0560            $0.0548            $0.0548
----------------------------------------------------------------------------------------------------------------

 *    Not annualized.

**    Annualized.

 + Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would be 1.52%, 1.70%, and 2.46% for the No-Load Class, Class A, and Class B, respectively.

++ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

================================================================================
                    NOTES TO FINANCIAL STATEMENTS (Continued)


9.   FINANCIAL HIGHLIGHTS (Continued)
     (For a Share Outstanding Throughout the Period)

     SAFECO SMALL COMPANY STOCK FUND

                                                             NO-LOAD CLASS            CLASS A              CLASS B
                                          --------------------------------       ------------         ------------
                                                          JANUARY 31, 1996        THREE-MONTH          THREE-MONTH
                                           THREE-MONTH       (COMMENCEMENT       PERIOD ENDED         PERIOD ENDED
                                          PERIOD ENDED   OF OPERATIONS) TO        DECEMBER 31          DECEMBER 31
                                           DECEMBER 31  SEPTEMBER 30, 1996               1996                 1996
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $ 11.51             $ 10.00            $ 11.51              $ 11.51

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  (0.01)              (0.01)             (0.01)               (0.04)
   Net Realized and Unrealized
     Gain on Investments and
     Foreign Currency Transactions                0.31                2.19               0.31                 0.32
                                               -------             -------            -------              -------
     Total from Investment Operations             0.30                2.18               0.30                 0.28

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                          --                  --                 --                   --
   Distributions from Realized Gains                --               (0.67)                --                   --
                                               -------             -------            -------              -------
     Total Distributions                            --               (0.67)                --                   --
                                               -------             -------            -------              -------
NET ASSET VALUE AT END OF PERIOD               $ 11.81             $ 11.51            $ 11.81              $ 11.79
                                               =======             =======            =======              =======
TOTAL RETURN*                                     2.61%              21.83%              2.61%++              2.43%++

NET ASSETS AT END OF PERIOD (000's)            $13,169             $12,552            $   135              $   103
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS**                           1.35%+              1.49%              1.42%+               2.18%+
RATIO OF NET INVESTMENT INCOME (LOSS)
   TO AVERAGE NET ASSETS**                       -0.44%              -0.24%             -0.50%               -1.28%
PORTFOLIO TURNOVER RATE**                        73.47%              91.03%             73.47%               73.47%
AVERAGE COMMISSION RATE PAID                   $0.0496             $0.0510            $0.0496              $0.0496
------------------------------------------------------------------------------------------------------------------


 *    Not annualized.

**    Annualized.

 + Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would be 1.58%, 1.62%, and 2.41% for the No-Load Class, Class A, and Class B, respectively.

++ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

================================================================================

                          REPORT OF ERNST & YOUNG LLP,
                              INDEPENDENT AUDITORS


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
THE SAFECO COMMON STOCK TRUST

   We have audited the accompanying statements of assets and liabilities, including the portfolios of investments in securities, of the SAFECO Common Stock Trust (comprising, respectively, the SAFECO Growth Fund, SAFECO Equity Fund, SAFECO Income Fund, SAFECO Northwest Fund, SAFECO International Stock Fund, SAFECO Balanced Fund, and SAFECO Small Company Stock Fund) as of December 31, 1996, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the SAFECO Common Stock Trust at December 31, 1996, the results of their operations, the changes in their net assets, and financial highlights for the periods indicated therein, in conformity with generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Seattle, Washington
January 31, 1997

================================================================================

                             SAFECO FAMILY OF FUNDS

STABILITY OF PRINCIPAL
     SAFECO Money Market Fund
     SAFECO Tax-Free Money Market Fund

TAXABLE BOND INCOME
     SAFECO Intermediate-Term U.S. Treasury Fund
     SAFECO GNMA Fund
     SAFECO High-Yield Bond Fund
     SAFECO Managed Bond Fund

TAX-FREE BOND INCOME
     SAFECO Intermediate-Term Municipal Bond Fund
     SAFECO Insured Municipal Bond Fund
     SAFECO Municipal Bond Fund
     SAFECO California Tax-Free Income Fund
     SAFECO Washington State Municipal Bond Fund

HIGH CURRENT INCOME
WITH LONG-TERM GROWTH
     SAFECO Income Fund
     SAFECO Balanced Fund

LONG-TERM GROWTH
     SAFECO Growth Fund
     SAFECO Equity Fund
     SAFECO Northwest Fund
     SAFECO International Stock Fund
     SAFECO Small Company Stock Fund

For more complete information on any SAFECO Mutual Fund, including management fees and expenses, call or write for a free Prospectus. Please read it carefully before you invest or send money.

SAFECO COMMON STOCK FUNDS

BOARD OF TRUSTEES:
Boh A. Dickey, Chairman
Barbara J. Dingfield
David F. Hill
Richard W. Hubbard
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS:
David F. Hill, President
Ronald L. Spaulding
     Vice President and Treasurer
Neal A. Fuller
     Vice President and Controller

INVESTMENT ADVISOR:
SAFECO Asset
     Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
U.S. Bank of Washington, N.A.
Chase Manhattan Bank
     (International Stock Fund only)

FOR SHAREHOLDER SERVICE:

Monday-Friday,
5:30am-7:00pm Pacific Time

NATIONWIDE: 1-800-624-5711

SEATTLE: 545-7319

DEAF AND HARD OF HEARING
TTY/TDD: 1-800-438-8718

FOR ACCOUNT INFORMATION,
YIELDS, PRICES AND
PERFORMANCE INFORMATION:

24 hours a day, 7 days a week

NATIONWIDE: 1-800-835-4391

SEATTLE: 545-5113


MAILING ADDRESS:

SAFECO Mutual Funds
P.O. Box 34890
Seattle, WA 98124-1890

INTERNET:
http://networth.galt.com/safeco

E-MAIL: mfunds@safeco.com

GMF 659 2/97

[RECYCLE SYMBOL] Printed on Recycled Paper.

This report must be preceded or
accompanied by a current prospectus.

(R) Registered trademark of SAFECO Corporation.